united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2019

Quantified Managed Income Fund	Quantified All-Cap Equity Fund
Investor Class Shares QBDSX	Investor Class Shares QACFX
Advisor Class Shares QBDAX	Advisor Class Shares QACAX

Quantified Market Leaders Fund	Quantified Alternative Investment Fund
Investor Class Shares QMLFX	Investor Class Shares QALTX
Advisor Class Shares QMLAX	Advisor Class Shares QALAX

Quantified STF Fund	Quantified Pattern Recognition Fund
Investor Class Share QSTFX	Investor Class Shares QSPMX
Advisor Class Shares QSTAX

Quantified Tactical Fixed Income Fund	Quantified Evolution Plus Fund
Investor Class Shares QFITX	Investor Class Shares QEVOX

Quantified Common Ground Fund

Investor Class Shares QCGDX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.advisorspreferred.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

February 12, 2020

Dear Shareholders:

This Semi-Annual Report for the Quantified Funds covers the period from July 1, 2019 – December 31, 2019. The Quantified Funds are a series of Funds, sub-advised by Flexible Plan Investments, Ltd., which are actively managed using dynamic asset allocation to adjust to market environments. We are happy to advise you that four new funds were added to the series during the second half of 2019 – the Quantified Pattern Recognition, Tactical Fixed Income, Evolution Plus and Common Ground Funds.

The Quantified Pattern Recognition Fund launched on August 30, 2019, with the investment objective of achieving capital appreciation. It intends to do so by identifying daily patterns in stock indexes or sectors within stock market indexes that it has found to be determinative of probable future price direction. It returned 11.50% for the period from its inception through year end versus a return of 5.26% of a blended benchmark of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund is an absolute-return-based fund and therefore can significantly deviate from U.S. equity markets at times. The algorithm that drives the Fund seeks to take advantage of market choppiness like that experienced at the end of the third quarter. During the fourth quarter, the Fund benefited from reduced volatility vis-à-vis its benchmark and ended the year in a small inverse position to the S&P 500 Index.

The Quantified Tactical Fixed Income Fund was launched on September 13, 2019. It is designed to trade long-term government and high-yield bonds on a tactical basis. The Fund returned 1.32% from its inception through year end, versus a gain of 1.48% in the Bloomberg Barclays U.S. Aggregate Bond Index for the same period. The Fund was largely exposed to government bonds through September 26th. It held minimal allocations in long-term Treasuries during the fourth quarter, as longer-term indicators showed the environment was unfavorable for these asset classes. Some tactical trades were made throughout the quarter, and a smaller but consistent allocation to high-yield bonds was made.

The Quantified Evolution Plus Fund launched September 30, 2019, with the investment objective of seeking capital appreciation. The Fund began the fourth quarter with a large exposure to both intermediate-term and long-term Treasury bonds and minimal exposure to equities, which led to underperformance for the quarter. Modest allocations were made in the large- and small-cap equities throughout the quarter. Long-term Treasury allocations were switched to gold once available in mid-December, mitigating further losses from long-term bonds. The Fund is capable of investing in a wide variety of asset classes. As a result, it can deviate from equity market performance significantly and did so for the fourth quarter.

The Quantified Common Ground Fund launched on December 27, 2019. It seeks total return and intends to achieve its investment objective through actively managed, socially responsible and faith-based equity investments. It returned 0.10% from its inception date through year-end versus a negative return of -0.23% for the S&P Composite 1500 Total Return Index for the four days through year end. It is powered by an investment management methodology based on the same algorithms that drive our Quantified Alternative Investment and Quantified Managed Income Funds.

The Quantified Managed Income Fund returned 2.78% for the Investor class and 2.45% for the Advisor class shares for the second half of the year, compared with a return of 2.45% for the Bloomberg Barclays U.S. Aggregate Bond Index for the period. The Fund’s Investment objective is to seek high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk. The dividend-paying stock sleeve was the largest contributor to the Fund’s positive performance in the fourth quarter after being a drag on performance in the third quarter. The remainder of the Fund was invested in fixed-income ETF’s, including static core and actively managed components. The actively traded ultra-bond futures hedge also contributed to performance during the period.

The Quantified Market Leaders Fund had returns of 12.37% for the period in the Investor class shares and 12.15% in the Advisor class shares, versus a return of 9.70% for the Wilshire 5000 Total Return Index during the same timeframe. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. The Fund responded to volatility during the third quarter by reducing investments, but then missed some of the subsequent market recovery for a slight loss for the third quarter. However, the Investor class shares achieved a strong return of 14.81% for the fourth quarter versus an 8.88% return for the same period in the Wilshire 5000 Total Return Index. Two portions of the Fund drove the performance. The first—the Fund’s dynamic, global asset-class management—accounted for half of the Fund’s investments. Large-growth and large-value investments dominated this factor’s allocations for much of the quarter. The second portion—sector allocations—were also positioned well. Market conditions for the fourth quarter were close to ideal for the strategy of the Fund, and the algorithms that drive the Fund’s investments were able to take advantage of this.

The Quantified Alternative Investment Fund returned 6.04% for the Investor class shares and 5.75% for the Advisor class shares compared with a return of 4.22% for the HFRX Global Hedge Fund Index and 10.92% for the S&P 500 Total Return Index for the six-month period. The Fund seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk. The top performing investment basket among the multiple baskets for the period was the precious metals equity basket. The range-bound nature of the financial markets in the third quarter made it difficult for the trend-following strategy that positions securities within the sleeves to find a tradeable trend. The Fund’s futures hedging exposure slightly underperformed its benchmark in the third quarter, but rebounded in the fourth quarter, boosting the Fund’s performance versus its alternative benchmark.

The Quantified All-Cap Equity Fund returned 5.45% for the Investor class shares and 5.25% for the Advisor class shares for the period, compared with a positive return of 10.92% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Contributing to the Fund’s underperformance for the period versus its benchmark was the algorithm driving stock allocations as well as market-cap distributions. The Fund was closed on January 31, 2020.

The Quantified STF Fund returned 13.73% for the period for the Investor class shares and 13.32% for the Advisor class shares, versus a return of 14.45% for the NASDAQ 100 Total Return Index for the period. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index. The Fund began the period fully leveraged at 200% exposure to the NASDAQ 100 Index. Approximately a week into August, due to increased downside volatility in the markets, the Fund responded by switching to 80% long exposure to the NASDAQ 100 Index initially and which rose to 100% during the second half of August when markets stabilized. As markets began to gain momentum in the beginning of September, the Fund increased its holdings to a fully leveraged 200% exposure. At market close on October 2, leverage decreased to 100% due to a slight increase in volatility. Midway through October, recognizing a reduction in volatility, the portfolio manager increased the Fund’s leverage back to 200% where it remined through year-end.

The Quantified Funds are created to work together in a portfolio to seek return and manage risk for an investor through changing market conditions. If you have any questions about the Quantified Funds, please contact us at our website www.flexibleplan.com/market hotline.

Very truly yours,

Jerry Wagner	Catherine Ayers-Rigsby
Flexible Plan, Ltd.	Advisors Preferred, LLC
Sub-adviser	Adviser

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	2.78%	10.49%	3.97%	2.85%	N/A	2.51%
Quantified Managed Income Fund - Advisor Class	2.45%	9.69%	3.28%	N/A	3.56%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index **	2.45%	8.72%	4.03%	3.05%	3.23%	3.33%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2019, was 1.68% for Investor Class and 2.28% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. It is also known as Barclays U.S. Aggregate Bond Index.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange Traded Funds:
Debt Funds	67.0%
Equity Funds	10.4%
Common Stocks	19.6%
Money Market Funds	2.9%
Other Assets less Liabilities	0.1%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCKS - 19.6%
	BEVERAGES - 3.9%
25,037	Coca-Cola Co.	$1,385,798
10,021	PepsiCo, Inc.	1,369,570
		2,755,368
	CHEMICALS - 0.0%
24,273	A Schulman, Inc. - CVR*	—

	COMMERCIAL SERVICES - 2.0%
30,043	Service Corp International	1,382,879

	FOOD - 1.9%
16,107	Sysco Corp.	1,377,793

	INSURANCE - 1.9%
10,000	Hanover Insurance Group, Inc.	1,366,700

	PACKAGING & CONTAINERS - 1.9%
44,185	Silgan Holdings, Inc.	1,373,270

	REIT - 4.0%
27,153	Apartment Investment & Management Co.	1,402,452
221,068	New York Mortgage Trust, Inc.	1,377,254
		2,779,706
	SOFTWARE - 2.0%
12,446	Citrix Systems, Inc.	1,380,261

	TELECOMMUNICATIONS - 2.0%
22,409	Verizon Communications, Inc.	1,375,913

	TOTAL COMMON STOCKS (Cost - $13,520,233)	13,791,890

	EXCHANGE TRADED FUNDS - 77.4%
	DEBT FUNDS - 67.0%
323,249	Invesco Emerging Markets Sovereign Debt ETF	9,561,705
107,425	Invesco Fundamental High Yield Corporate Bond ETF	2,069,005
12,484	iShares 7-10 Year Treasury Bond ETF	1,375,986
18,740	iShares 20+ Year Treasury Bond ETF	2,538,895
12,253	iShares Core U.S. Aggregate Bond ETF	1,376,870
55,986	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,163,969
23,494	iShares iBoxx High Yield Corporate Bond ETF	2,066,062
40,387	JPMorgan Global Bond Opportunities ETF	2,020,562
13,760	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,372,285
50,123	ProShares Short 20+ Year Treasury ETF	982,912
69,929	SPDR Bloomberg Barclays Convertible Securities ETF	3,881,060
90,380	SPDR Bloomberg Barclays High Yield Bond ETF	9,900,225
28,096	SPDR Doubleline Total Return Tactical ETF	1,376,423
16,438	Vanguard Total Bond Market ETF	1,378,491
		47,064,450
	EQUITY FUNDS - 10.4%
63,777	Arrow Dow Jones Global Yield ETF	1,027,447
20,974	iShares Select Dividend ETF	2,216,113
13,670	Schwab U.S. REIT ETF	628,273
61,940	SPDR SSgA Income Allocation ETF	2,123,923
12,529	WisdomTree US LargeCap Dividend Fund ETF	1,327,197
		7,322,953

	TOTAL EXCHANGE TRADED FUNDS (Cost - $54,170,222)	54,387,403

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUNDS - 2.9%
1,014,880	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	1,014,880
1,014,879	First American Government Obligations Fund - Class Z 1.47% (a)	1,014,879
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,029,759)	2,029,759

	TOTAL INVESTMENTS - 99.9% (Cost - $69,720,214)	$70,209,052
	OTHER ASSETS LESS LIABILITIES - 0.1%	40,766
	NET ASSETS - 100.0%	$70,249,818

CVR	Contingent Value Rights

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

*	Non-Income producing investment.

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2019	(Depreciation)
7	Ultra U.S. Treasury T- Bonds	March-20	$1,271,594	$(7,563)

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	5.45%	8.81%	4.73%	4.38%	N/A	4.06%
Quantified All-Cap Equity Fund - Advisor Class	5.25%	8.16%	4.08%	N/A	6.57%	N/A
S&P 500 Total Return Index **	10.92%	31.49%	15.27%	11.70%	15.06%	12.95%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2019, was 1.54% for Investor Class and 2.14% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Sector ^:	% of Net Assets
Common Stocks	78.1%
Exchange Traded Funds:
Equity Funds	15.1%
Money Market Funds	2.6%
Other Assets Less Liabilities	4.2%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCKS - 78.1%
	ADVERTISING - 0.2%
1,172	Interpublic Group of Cos, Inc.	$27,073

	AEROSPACE/DEFENSE - 0.2%
949	Triumph Group, Inc.	23,981

	AGRICULTURE - 1.1%
2,277	Altria Group, Inc.	113,645
1,034	Andersons, Inc.	26,140
		139,785
	APPAREL - 3.1%
9,475	Crocs, Inc. *	396,908

	AUTO MANUFACTURERS - 0.8%
739	Toyota Motor Corp. - ADR	103,859

	AUTO PARTS & EQUIPMENT - 2.1%
2,756	Aptiv PLC	261,737

	BANKS - 2.6%
1,275	Bank of America Corp.	44,906
2,874	Citizens Financial Group, Inc.	116,713
1,269	First Financial Bankshares, Inc.	44,542
6,896	ICICI Bank Ltd. - ADR	104,061
757	ServisFirst Bancshares, Inc.	28,524
		338,746
	BIOTECHNOLOGY - 3.3%
1,558	Amgen, Inc.	375,587
205	Vertex Pharmaceuticals, Inc. *	44,885
		420,472
	BUILDING MATERIALS - 1.6%
2,612	CRH PLC - ADR	105,342
2,052	Universal Forest Products, Inc.	97,880
		203,222
	COMMERCIAL SERVICES - 9.7%
4,475	American Public Education, Inc. *	122,570
1,979	Booz Allen Hamilton Holding Corp.	140,766
4,691	Care.com, Inc. *	70,506
2,035	Cimpress PLC *	255,942
233	Heidrick & Struggles International, Inc.	7,573
333	Kelly Services, Inc.	7,519
2,813	Korn Ferry	119,271
1,587	Moody’s Corp.	376,770
517	S&P Global, Inc.	141,167
		1,242,084
	DISTRIBUTION/WHOLESALE - 0.5%
492	Copart, Inc. *	44,743
956	Fossil Group, Inc. *	7,533
351	Veritiv Corp. *	6,904
		59,180
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
2,543	E*TRADE Financial Corp.	115,376
1,084	EZCORP, Inc. *	7,393
584	INTL FCStone, Inc. *	28,517
1,267	Mastercard, Inc.	378,314
		529,600
	ELECTRONICS - 4.7%
4,531	ABB Ltd. - ADR	109,152
1,128	Allegion PLC	140,481
1,176	Itron, Inc. *	98,725
161	Mettler-Toledo International, Inc. *	127,718
764	SYNNEX Corp.	98,403
770	Sanmina Corp. *	26,365
		600,844

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COMMON STOCKS - 78.1% (Continued)
	ENERGY-ALTERNATE SOURCES - 0.8%
1,719	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	$103,037

	ENTERTAINMENT - 1.0%
4,035	SeaWorld Entertainment, Inc. *	127,950

	FOOD - 3.2%
4,465	Sysco Corp.	381,936
2,983	United Natural Foods, Inc. *	26,131
		408,067
	FOREST PRODUCTS & PAPER - 0.2%
2,363	Mercer International, Inc.	29,065

	HEALTHCARE-SERVICES - 0.4%
644	Encompass Health Corp.	44,610

	HOMEBUILDERS - 2.7%
2,723	DR Horton, Inc.	143,638
916	LCI Industries	98,131
1,391	LGI Homes, Inc. *	98,274
		340,043
	HOME FURNISHINGS - 2.9%
4,246	Tempur Sealy International, Inc. *	369,657

	INSURANCE - 3.5%
945	American Equity Investment Life Holding Co.	28,284
1,220	Aon PLC	254,114
313	Berkshire Hathaway, Inc. *	70,895
1,688	First American Financial Corp.	98,444
		451,737
	INTERNET - 5.0%
3,730	CDW Corp.	532,793
2,740	Pinduoduo, Inc. - ADR *	103,627
		636,420
	MACHINERY-CONSTRUCTION & MINING - 1.1%
2,256	BWX Technologies, Inc.	140,052

	MACHINERY-DIVERSIFIED - 0.9%
1,764	Applied Industrial Technologies, Inc.	117,641

	MEDIA - 1.0%
801	Fox Corp.	29,156
2,022	News Corp.	29,339
1,083	World Wrestling Entertainment, Inc.	70,254
		128,749
	METAL FABRICATE/HARDWARE - 0.2%
1,492	Olympic Steel, Inc.	26,737

	OIL & GAS - 1.0%
1,841	ConocoPhillips	119,720

	OIL & GAS SERVICES - 0.2%
608	DMC Global, Inc.	27,324

	PACKAGING & CONTAINERS - 0.2%
642	Greif, Inc.	28,376

	PHARMACEUTICALS - 7.5%
12,930	Bausch Health Cos, Inc. *	386,866
2,188	Bristol-Myers Squibb Co.	140,448
24,765	Diplomat Pharmacy, Inc *	99,060
2,224	GlaxoSmithKline PLC - ADR	104,506
1,797	Novo Nordisk A/S - ADR	104,010
989	Zoetis, Inc.	130,894
		965,784

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COMMON STOCKS - 78.1% (Continued)
	REITS - 1.4%
2,971	Easterly Government Properties, Inc.	$70,503
18,088	New York Mortgage Trust, Inc.	112,688
		183,191
	RETAIL - 4.7%
436	Abercrombie & Fitch Co.	7,538
224	Asbury Automotive Group, Inc. *	25,041
616	Burlington Stores, Inc. *	140,466
511	CarMax, Inc. *	44,799
152	Costco Wholesale Corp.	44,676
5,467	GameStop Corp.	33,239
1,458	Genesco, Inc. *	69,867
669	Lithia Motors, Inc.	98,343
321	O’Reilly Automotive, Inc. *	140,682
		604,651
	SEMICONDUCTORS - 2.3%
1,521	Cree, Inc. *	70,194
2,192	Micron Technology, Inc. *	117,886
1,804	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	104,812
		292,892
	SOFTWARE - 2.5%
363	Broadridge Financial Solutions, Inc.	44,845
2,393	Cornerstone OnDemand, Inc. *	140,110
657	Electronic Arts, Inc. *	70,634
576	Take-Two Interactive Software, Inc. *	70,520
		326,109
	TELECOMMUNICATIONS - 1.3%
476	Verizon Communications, Inc.	29,226
695	Ubiquiti, Inc.	131,341
		160,567
	TRANSPORTATION - 0.1%
267	ArcBest Corp.	7,369

	TOTAL COMMON STOCKS (Cost - $9,713,198)	9,987,239

	EXCHANGE TRADED FUNDS - 15.1%
	EQUITY FUNDS - 15.1%
5,356	ProShares Ultra QQQ	652,843
6,393	ProShares Ultra Russell2000	492,325
5,204	ProShares Ultra S&P500	784,971
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,794,111)	1,930,139

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUNDS - 2.6%
165,549	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.49% (a)	165,549
165,549	First American Government Obligations Fund - Class Z 1.47% (a)	165,549
	TOTAL SHORT-TERM INVESTMENTS (Cost - $331,098)	331,098

	TOTAL INVESTMENTS - 95.8% (Cost - $11,838,407)	$12,248,476
	OTHER ASSETS LESS LIABILITIES - 4.2%	536,660
	NET ASSETS - 100.0%	$12,785,136

*	Non-Income producing investment

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2019	Appreciation
5	S&P 500 E-mini	March-20	$807,775	$10,883

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	12.37%	26.08%	8.42%	7.09%	N/A	6.97%
Quantified Market Leaders Fund - Advisor Class	12.15%	25.51%	7.80%	N/A	10.66%	N/A
Wilshire 5000 Total Market Return Index **	9.70%	30.24%	14.28%	10.97%	14.75%	12.17%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2019, was 1.73% for Investor Class and 2.33% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Wilshire 5000 Total Market Return Index or more simply the Wilshire 5000 is an unmanaged composite of U.S. traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	80.7%
Money Market Funds	15.3%
Other Assets Less Liabilities	4.0%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 80.7%
	EQUITY FUNDS - 80.7%
274,487	Invesco KBW Bank ETF	$15,983,378
1,144,170	iShares MSCI Emerging Markets ETF	51,338,908
126,318	iShares PHLX Semiconductor ETF	31,718,450
158,697	iShares S&P Small-Cap 600 Value ETF	25,518,478
94,682	Technology Select Sector SPDR Fund ETF	8,679,499
	TOTAL EXCHANGE TRADED FUNDS (Cost - $128,265,318)	133,238,713

	SHORT-TERM INVESTMENTS - 15.3%
	MONEY MARKET FUNDS - 15.3%
12,667,205	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	12,667,205
12,667,204	First American Government Obligations Fund - Class Z 1.47% (a)	12,667,204
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,334,409)	25,334,409

	TOTAL INVESTMENTS - 96.0% (Cost - $153,599,727)	$158,573,122
	OTHER ASSETS LESS LIABILITIES - 4.0%	6,557,190
	NET ASSETS - 100.0%	$165,130,312

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

TOTAL RETURN SWAPS

		Notional Amount				Unrealized
	Number of	at December 31,				Appreciation/
Reference Entity	Shares	2019	Interest Rate Payable (1)	Termination Date	Counterparty	(Depreciation)
Invesco KBW Bank ETF	274,760	$15,999,275	1-Mth USD_LIBOR plus 20 bp	10/22/2020 - 12/23/2020	BRC	$1,710,997
iShares Russell 1000 Growth ETF	217,970	38,345,282	1-Mth USD_LIBOR plus 20 bp	10/9/2020 - 12/23/2020	BRC	2,578,497
iShares Russell 2000 Growth ETF	59,220	12,686,108	1-Mth USD_LIBOR plus 20 bp	10/22/2021	BRC	(79,067)
iShares NASDAQ Biotechnology ETF	259,840	31,313,318	1-Mth USD_LIBOR plus 20 bp	12/23/2020	BRC	1,566,094
Technology Select Sector SPDR ETF	254,930	23,369,433	1-Mth USD_LIBOR plus 20 bp	10/22/2020	BRC	102,076
Total						$5,878,597

BRC - Barclays Capital Inc.

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	6.04%	9.87%	4.97%	1.85%	N/A	2.82%
Quantified Alternative Investment Fund - Advisor Class	5.75%	9.25%	4.30%	N/A	3.48%	N/A
S&P 500 Total Return Index **	10.92%	31.49%	15.27%	11.70%	15.06%	12.95%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2019, was 2.06% for Investor Class and 2.66% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	65.9%
Alternative Funds	4.2%
Open-End Mutual Funds:
Equity Funds	12.9%
Alternative Funds	8.2%
Debt Funds	1.0%
Money Market Funds	6.8%
Other Assets less Liabilities	1.0%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	OPEN-END MUTUAL FUNDS - 22.1%
	ALTERNATIVE FUNDS - 8.2%
9,079	Gateway Fund - Class A	$314,948
18,211	Litman Gregory Masters Alternative Strategies Fund - Investor Class	213,440
7,296	Nuveen Equity Long/Short Fund - Class I *	315,041
		843,429
	DEBT FUND - 1.0%
6,507	BNY Mellon Dynamic Total Return Fund - Class I	107,754

	EQUITY FUNDS - 12.9%
3,308	Franklin Gold and Precious Metals Fund - Class A *	64,341
22,052	Gabelli Enterprise Mergers and Acquisitions Fund - Class A	313,360
25,500	Glenmede Secured Options Portfolio - Advisor Class	314,154
7,965	Permanent Portfolio - Class I	324,671
8,617	Rydex Series - Precious Metals Fund - Investor Class	309,851
		1,326,377

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $2,236,027)	2,277,560

	EXCHANGE TRADED FUNDS - 70.1%
	ALTERNATIVE FUNDS - 4.2%
8,928	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	381,315
1,921	Hull Tactical US ETF	51,348
		432,663
	EQUITY FUNDS - 65.9%
583	Direxion All Cap Insider Sentiment Shares	22,994
929	ETFMG Prime Cyber Security ETF	38,572
5,556	Fidelity MSCI Utilities Index ETF	235,019
6,716	First Trust NASDAQ Clean Edge Green Energy Index Fund	167,161
1,065	First Trust NASDAQ-100 Technology Index Fund	106,607
2,061	FlexShares STOXX Global Broad Infrastructure Index Fund	111,047
5,050	Global X Silver Miners ETF	167,559
2,721	Global X U.S. Infrastructure Development ETF	48,461
4,720	Invesco BuyBack Achievers ETF	325,586
1,232	Invesco Cleantech ETF	61,526
26,656	Invesco Global Clean Energy ETF	381,237
24,677	Invesco Global Listed Private Equity ETF	315,619
486	Invesco S&P 500 Equal Weight Utilities ETF	51,652
10,889	Invesco S&P High Income Infrastructure ETF	311,738
304	Invesco S&P Spin-Off ETF	15,364
1,578	Invesco Solar ETF	48,602
3,315	Invesco WilderHill Clean Energy ETF	113,472
5,284	iShares Emerging Markets Infrastructure ETF	166,392
4,020	iShares Global Infrastructure ETF	192,598
1,063	iShares Global Tech ETF	223,751
4,792	iShares Global Utilities ETF	281,386
5,913	iShares International Developed Property ETF	229,141
4,035	iShares Mortgage Real Estate ETF	179,679
2,028	iShares MSCI Global Gold Miners ETF	48,773
3,448	iShares MSCI Global Metals & Mining Producers ETF	102,509
18,100	iShares MSCI Global Silver and Metals Miners ETF	203,263
763	iShares US Technology ETF	177,474
2,200	ProShares DJ Brookfield Global Infrastructure ETF	103,266
6,243	SPDR Dow Jones International Real Estate ETF	242,166
139	SPDR FactSet Innovative Technology ETF	15,726
821	SPDR NYSE Technology ETF	67,035
1,874	SPDR S&P Global Infrastructure ETF	103,145
7,086	SPDR SSgA Global Allocation ETF	283,824
3,183	SPDR SSgA Income Allocation ETF	109,145
2,330	SPDR SSgA Multi-Asset Real Return ETF	59,199
2,046	Technology Select Sector SPDR Fund	187,557
6,842	Utilities Select Sector SPDR Fund	442,130
1,498	VanEck Vectors Junior Gold Miners ETF	63,305
3,579	VanEck Vectors Low Carbon Energy ETF *	271,351
8,633	VanEck Vectors Mortgage REIT Income ETF	207,019
665	Vanguard Information Technology ETF	162,825
162	Vanguard Utilities ETF	23,148
4,277	WisdomTree Global ex-US Real Estate Fund	134,084
		6,802,107

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,888,827)	7,234,770

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 6.8%
	MONEY MARKET FUNDS - 6.8%
350,525	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	$350,525
350,525	First American Government Obligations Fund - Class Z 1.47% (a)	350,525
	TOTAL SHORT-TERM INVESTMENTS (Cost - $701,050)	701,050

	TOTAL INVESTMENTS - 99.0% (Cost - $9,825,904)	$10,213,380
	OTHER ASSETS LESS LIABILITIES - 1.0%	105,030
	NET ASSETS - 100.0%	$10,318,410

*	Non-Income producing investment

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, as compared to its benchmark:

			Annualized
				Since Inception
	Six Months	One Year	Three Year	November 13, 2015
Quantified STF Fund - Investor Class	13.73%	16.42%	22.32%	10.91%
Quantified STF Fund - Advisor Class	13.32%	15.68%	21.56%	10.33%
Nasdaq 100 Total Return Index **	14.45%	39.46%	22.88%	18.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2019, was 1.70% for Investor Class and 2.30% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Sector: ^	% of Net Assets
Bonds & Notes	25.2%
Certificates of Deposit	23.5%
Exchange Traded Funds:
Debt Funds	11.2%
Equity Fund	0.5%
Agency Bonds	4.8%
Money Market Funds	19.8%
Other Assets less Liabilities	15.0%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	AGENCY BONDS - 4.8%
	SOVEREIGN - 4.8%
1,000,000	Federal Home Loan Banks	1.7000	8/4/2021	$1,000,069
1,000,000	Federal Home Loan Banks	1.8000	11/21/2022	999,594
1,000,000	Federal Home Loan Mortgage Corp.	1.8500	11/21/2022	1,000,020
	TOTAL AGENCY BONDS (Cost - $3,000,000)			2,999,683

	BONDS & NOTES - 25.2%
	AIRLINES - 1.6%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	1,005,436

	AUTO MANUFACTURERS - 0.8%
500,000	Ford Motor Credit Co., LLC	3.1570	8/4/2020	502,042

	BANKS - 4.1%
500,000	Credit Suisse Group Funding Guernsey Ltd.	3.1250	12/10/2020	504,566
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,007,426
1,000,000	Wells Fargo & Co.	2.5500	12/7/2020	1,006,308
				2,518,300
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
1,000,000	Intercontinental Exchange, Inc.	2.7500	12/1/2020	1,006,466

	FOOD - 3.3%
1,000,000	Kellogg Co.	4.0000	12/15/2020	1,018,577
1,000,000	Kroger Co.	3.3000	1/15/2021	1,013,162
				2,031,739
	HEALTHCARE - PRODUCTS - 1.6%
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,000,681

	INSURANCE - 1.6%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,009,289

	LEISURE TIME - 1.6%
1,000,000	Carnival Corp.	3.9500	10/15/2020	1,015,124

	MACHINERY- CONSTRUCTION & MINING - 1.6%
1,000,000	Caterpillar Financial Services Corp.	2.5000	11/13/2020	1,004,573

	PHARMACEUTICALS - 3.3%
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	1,003,918
500,000	Cigna Corp.	4.1250	9/15/2020	507,177
500,000	Mead Johnson Nutrition Co.	3.0000	11/15/2020	504,553
				2,015,648

	RETAIL - 2.4%
500,000	Home Depot, Inc.	2.0000	4/1/2021	501,323
1,000,000	McDonald’s Corp.	3.5000	7/15/2020	1,008,067
				1,509,390

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 25.2% (Continued)
	SOVEREIGN - 1.7%
1,000,000	Export-Import Bank of Korea	4.0000	1/29/2021	$1,021,423

	TOTAL BONDS & NOTES (Cost - $15,594,302)			15,640,111

	CERTIFICATES OF DEPOSIT - 23.5%
	BANKS - 22.3%
1,000,000	Ally Bank	2.2000	12/28/2020	1,005,475
500,000	Barclays Bank Delaware	1.9500	10/26/2020	501,275
500,000	Capital One NA	1.9500	9/28/2020	501,166
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	1,002,935
1,000,000	Discover Bank	1.9500	10/5/2020	1,002,393
250,000	FirstBank Puerto Rico	1.9500	10/13/2020	250,616
1,000,000	Goldman Sachs Bank USA/New York NY	2.0500	1/13/2020	1,000,155
1,000,000	Goldman Sachs Bank USA/New York NY	2.2500	12/9/2020	1,005,396
1,000,000	JPMorgan Chase Bank NA	1.5000	2/10/2021	1,000,026
1,000,000	Lafayette Federal Credit Union	1.7000	5/21/2021	1,000,477
500,000	Merrick Bank Corp/South Jordan UT	1.9000	10/30/2020	501,092
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,005,220
1,000,000	State Bank of India/Chicago IL	1.8500	10/28/2020	1,000,223
1,000,000	UBS Bank USA	1.6500	6/7/2021	999,041
1,000,000	USAlliance Federal Credit Union	1.9000	11/28/2022	1,002,501
1,000,000	World’s Foremost Bank	1.7000	6/9/2021	999,034
				13,777,025
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
500,000	Capital One Bank USA NA	1.9500	9/28/2020	501,166

	SAVINGS & LOANS - 0.4%
250,000	Third Federal Savings & Loan Association of Cleveland	1.9500	10/27/2020	250,639

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $14,500,000)			14,528,830

	EXCHANGE TRADED FUNDS - 11.7%
	DEBT FUNDS - 11.2%
116,500	Invesco BulletShares 2020 Corporate Bond ETF			2,480,285
93,400	Invesco BulletShares 2021 Corporate Bond ETF			1,983,816
92,200	Invesco BulletShares 2022 Corporate Bond ETF			1,983,222
4,900	Invesco Ultra Short Duration ETF			246,862
8,000	SPDR Portfolio Short Term Corporate Bond ETF			246,720
				6,940,905
	EQUITY FUND - 0.5%
1,400	Invesco QQQ Trust Series 1			297,654

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,236,928)			7,238,559

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value

	SHORT-TERM INVESTMENTS - 19.8%
	MONEY MARKET FUNDS - 19.8%
6,138,534	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)	$6,138,534
6,138,534	First American Government Obligations Fund - Class Z 1.47% (a)	6,138,534
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,277,068)	12,277,068

	TOTAL INVESTMENTS - 85.0% (Cost - $52,608,298)	$52,684,251
	OTHER ASSETS LESS LIABILITIES - 15.0%	9,298,331
	NET ASSETS - 100.0%	$61,982,582

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2019	Appreciation
707	Nasdaq 100 E-Mini	March-20	$123,756,815	$3,189,096

See accompanying notes to financial statements.

Quantified Pattern Recognition Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

Since Inception
August 30, 2019
Quantified Pattern Recognition Fund - Investor Class	11.50%
50/50 S&P 500/Bloomberg Barclays U.S. Aggregate Bond **	5.26%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated August 19, 2019, was 1.77% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market index representative of the U.S. taxable fixed income securities. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Sector ^:	% of Net Assets
Certificates of Deposit:	46.6%
Exchange Traded Funds:
Debt Funds	15.0%
Equity Fund	0.2%
Money Market Funds	29.4%
Other Assets Less Liabilities	8.8%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Pattern Recognition Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 46.6%
	BANKS - 42.7%
1,000,000	Bank of Baroda/New York NY	1.8000	4/30/2020	$1,000,509
1,000,000	Bank of China Ltd./New York NY	1.9500	1/17/2020	1,000,159
1,000,000	BankUnited NA	1.7500	4/30/2020	1,000,342
1,000,000	Citibank NA	1.9000	11/4/2022	1,002,365
1,000,000	Investors Bank/Short Hills NJ	1.9500	1/2/2020	1,000,019
1,000,000	JPMorgan Chase Bank NA	1.9000	10/16/2021	1,000,769
1,000,000	Morgan Stanley Bank NA	1.7500	4/19/2021	1,001,136
1,000,000	Safra National Bank of New York	1.5500	11/17/2020	999,184
1,000,000	Sallie Mae Bank	1.8500	11/7/2022	1,001,520
1,000,000	State Bank of India/New York NY	1.7000	11/17/2020	1,000,087
1,000,000	Wells Fargo Bank NA	1.9500	10/18/2021	1,004,680
				11,010,770
	SAVINGS & LOANS - 3.9%
1,000,000	Raymond James Bank NA	1.7000	11/8/2021	1,000,197

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $11,999,560)			12,010,967
Shares
	EXCHANGE TRADED FUNDS - 15.2%
	DEBT FUNDS - 15.0%
30,250	Invesco BulletShares 2020 Corporate Bond ETF			644,023
30,500	Invesco BulletShares 2021 Corporate Bond ETF			647,820
30,250	Invesco BulletShares 2022 Corporate Bond ETF			650,677
12,750	Invesco Ultra Short Duration ETF			642,345
5,750	iShares Short Treasury Bond ETF			635,145
21,000	SPDR Portfolio Short Term Corporate Bond ETF			647,640
	TOTAL DEBT FUNDS (Cost - $3,867,985)			3,867,650

	EQUITY FUND - 0.2%
150	SPDR S&P 500 ETF Trust			48,279
	TOTAL EQUITY FUND (Cost - $48,196)

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,916,181)			3,915,929

	SHORT-TERM INVESTMENTS - 29.4%
	MONEY MARKET FUNDS - 29.4%
3,794,400	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.49% (a)			3,794,400
3,794,399	First American Government Obligations Fund - Class Z 1.47% (a)			3,794,399
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,588,799)			7,588,799

	TOTAL INVESTMENTS - 91.2% (Cost - $23,504,540)			$23,515,695
	OTHER ASSETS LESS LIABILITIES - 8.8%			2,257,899
	NET ASSETS - 100.0%			$25,773,594

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

	FUTURES CONTRACTS
	OPEN SHORT FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2019	(Depreciation)
42	S&P 500 E-mini	March-20	$6,785,310	$(12,910)

See accompanying notes to financial statements.

Quantified Tactical Fixed Income Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

Since Inception
September 13, 2019
Quantified Tactical Fixed Income Fund - Investor Class	1.32%
Bloomberg Barclays U.S. Aggregate Bond Index **	1.48%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated August 19, 2019, was 1.77% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificates of Deposit:	60.5%
Exchange Traded Funds:
Debt Funds	15.4%
Agency Bonds	7.3%
Money Market Funds	15.5%
Other Assets Less Liabilities	1.3%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal Amount ($)		Interest Rate (%)	Maturity	Value
	AGENCY BONDS - 7.3%
	SOVEREIGN - 7.3%
1,000,000	Federal Home Loan Banks	1.7000	8/4/2021	$1,000,069
1,000,000	Federal Home Loan Banks	1.8000	11/21/2022	999,594
1,000,000	Federal Home Loan Mortgage Corp.	1.8500	11/21/2022	1,000,020
	TOTAL AGENCY BONDS (Cost - $3,000,000)			2,999,683

	CERTIFICATES OF DEPOSIT - 60.5%
	BANKS - 55.7%
1,000,000	Ally Bank	1.8000	10/25/2021	1,002,013
1,000,000	Bank Hapoalim BM/New York NY	1.7500	10/27/2020	1,000,894
1,000,000	Bank of Baroda/New York NY	1.8000	4/30/2020	1,000,509
1,000,000	Bank of China Ltd/New York NY	1.7500	12/17/2020	1,001,011
1,000,000	BankUnited NA	1.7500	4/30/2020	1,000,342
1,000,000	Beal Bank USA	1.7000	5/6/2020	1,000,186
1,000,000	Citibank NA	1.9000	11/4/2022	1,002,365
1,000,000	First Foundation Bank	1.8000	7/13/2020	1,000,812
1,000,000	Flagstar Bank FSB	1.7500	11/15/2021	1,001,102
1,000,000	Franklin Synergy Bank	1.8000	11/8/2021	1,000,237
1,000,000	Goldman Sachs Bank USA/New York NY	1.9000	12/19/2022	1,001,190
1,000,000	Investors Bank/Short Hills NJ	1.9500	1/2/2020	1,000,019
1,000,000	JPMorgan Chase Bank NA	1.9000	10/16/2021	1,000,769
1,000,000	Lafayette Federal Credit Union	1.7000	5/21/2021	1,000,477
1,000,000	Morgan Stanley Bank NA	1.7500	4/19/2021	1,001,137
1,000,000	New York Community Bank	1.5500	5/11/2020	999,649
1,000,000	Sallie Mae Bank	1.8000	7/16/2020	1,000,829
1,000,000	State Bank of India/New York NY	1.7000	11/17/2020	1,000,087
1,000,000	Stearns Bank NA	1.6000	7/8/2021	998,920
1,000,000	TIAA FSB	1.8500	4/10/2020	1,000,561
1,000,000	WebBank	1.8000	9/29/2020	1,000,150
1,000,000	Wells Fargo Bank NA	1.9500	10/18/2021	1,004,680
1,000,000	Wells Fargo National Bank West	1.7500	6/30/2021	1,001,172
				23,019,111
	COMMERCIAL SERVICES - 2.4%
1,000,000	Live Oak Banking Co.	1.8000	4/27/2020	1,000,510

	SAVINGS & LOANS - 2.4%
1,000,000	Raymond James Bank NA	1.7000	11/8/2021	1,000,197

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $25,000,000)			25,019,818

Shares
	EXCHANGE TRADED FUNDS - 15.4%
	DEBT FUNDS - 15.4%
48,500	Invesco BulletShares 2020 Corporate Bond ETF			1,032,565
48,500	Invesco BulletShares 2021 Corporate Bond ETF			1,030,140
48,000	Invesco BulletShares 2022 Corporate Bond ETF			1,032,480
20,500	Invesco Ultra Short Duration ETF			1,032,790
1,300	iShares 20+ Year Treasury Bond ETF			176,124
9,000	iShares Short Treasury Bond ETF			994,140
33,500	SPDR Portfolio Short Term Corporate Bond ETF			1,033,140
500	Vanguard Short-Term Bond ETF			40,305
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,372,545)			6,371,684

	SHORT-TERM INVESTMENTS - 15.5%
	MONEY MARKET FUNDS - 15.5%
3,200,951	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)			3,200,951
3,200,951	First American Government Obligations Fund - Class Z 1.47% (a)			3,200,951
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,401,902)			6,401,902

	TOTAL INVESTMENTS - 98.7% (Cost - $40,774,447)			$40,793,087
	OTHER ASSETS LESS LIABILITIES - 1.3%			517,298
	NET ASSETS - 100.0%			$41,310,385

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

See accompanying notes to financial statements.

Quantified Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

	FUTURES CONTRACTS
	OPEN SHORT FUTURES CONTRACTS
			Notional Value at	Unrealized
No. of Contracts	Name	Expiration	December 31, 2019	(Depreciation)
31	Ultra U.S. Treasury T- Bonds	March-20	$5,631,344	$(16,284)

TOTAL RETURN SWAPS
		Notional Amount at				Unrealized
	Number of	December 31,				Appreciation
Reference Entity	Shares	2019	Interest Rate Payable (1)	Termination Date	Counterparty	/(Depreciation)
iShares iBoxx High Yield Corporate Bond ETF	36,100	$3,239,614	1-Mth USD_LIBOR plus 20 bp	15/2020 - 1/21/2021	BRC	$8,277
PIMCO 0-5 Year High Yield Corporate Bond ETF	31,800	3,171,414	1-Mth USD_LIBOR plus 20 bp	15/2020 - 1/29/2021	BRC	(13,284)
SPDR Bloomberg Barclays High Yield Bond ETF	29,000	3,176,660	1-Mth USD_LIBOR plus 20 bp	0/15/2020 - 2/1/2021	BRC	3,801
Total						$(1,206)

BRC - Barclays Capital Inc.

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Evolution Plus Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

Since Inception
September 30, 2019
Quantified Evolution Plus Fund - Investor Class	(1.96)%
S&P 500 Total Return Index **	9.07%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated August 19, 2019, was 1.77% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855 647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificates of Deposit:	46.9%
Exchange Traded Funds:
Debt Funds	15.3%
Equity Funds	1.5%
Money Market Funds	23.8%
Other Assets Less Liabilities	12.5%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Evolution Plus Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Principal Amout ($)		Interest Rate (%)	Maturity	Value

	CERTIFICATES OF DEPOSIT - 46.9%
	BANKS - 39.1%
1,000,000	Citibank NA	1.9000	11/4/2022	$1,002,365
1,000,000	JPMorgan Chase Bank NA	1.8000	11/15/2021	1,000,643
1,000,000	Safra National Bank of New York	1.5500	11/17/2020	999,184
1,000,000	Sallie Mae Bank	1.8500	11/7/2022	1,001,520
1,000,000	State Bank of India/Chicago IL	1.8500	10/28/2020	1,000,223
				5,003,935
	SAVINGS & LOANS - 7.8%
1,000,000	Raymond James Bank NA	1.7000	11/8/2021	1,000,197

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $6,000,000)			6,004,132

Shares
	EXCHANGE TRADED FUNDS - 16.8%
	DEBIT FUNDS - 15.3%
15,100	Invesco BulletShares 2020 Corporate Bond ETF			321,479
15,000	Invesco BulletShares 2021 Corporate Bond ETF			318,600
14,450	Invesco BulletShares 2022 Corporate Bond ETF			310,820
6,300	Invesco Ultra Short Duration ETF			317,394
400	iShares 20+ Year Treasury Bond ETF			54,192
2,900	iShares Short Treasury Bond ETF			320,334
10,300	SPDR Portfolio Short Term Corporate Bond ETF			317,652
	TOTAL DEBT FUNDS (Cost $1,962,133)			1,960,471

	EQUITY FUNDS - 1.5%
250	Invesco QQQ Trust Series 1			53,153
400	SPDR Gold Shares *			57,160
250	SPDR S&P 500 ETF Trust			80,465
	TOTAL EQUITY FUNDS (Cost $190,389)			190,778

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,152,522)			2,151,249

	SHORT-TERM INVESTMENTS - 23.8%
	MONEY MARKET FUNDS - 23.8%
1,518,571	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.49% (a)			1,518,571
1,518,571	First American Government Obligations Fund - Class Z 1.47% (a)			1,518,571
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,037,142)			3,037,142

	TOTAL INVESTMENTS - 87.5% (Cost - $11,189,664)			$11,192,523
	OTHER ASSETS LESS LIABILITIES - 12.5%			1,596,446
	NET ASSETS - 100.0%			$12,788,969

ETF	Exchange Traded Fund

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
				Unrealized
				Appreciation/
No. of Contracts	Name	Expiration	Notional Value at December 31, 2019	(Depreciation)
90	Gold 100 oz. (2)	February-20	$13,707,900	$49,151
7	Nasdaq 100 E-mini	March-20	1,225,315	27,981
20	S&P 500 E-mini	March-20	3,231,100	43,585
25	Ultra U.S. Treasury T- Bonds	March-20	4,541,406	(143,438)
				$(22,721)

TOTAL RETURN SWAPS
		Notional Amount at
	Number of	December 31,				Unrealized
Reference Entity	Shares	2019	Interest Rate Payable (1)	Termination Date	Counterparty	Appreciation
Vanguard FTSE Europe ETF	43,700	$2,560,820	1-Mth USD_LIBOR plus 20 bp	01/14/2021 - 01/28/2021	BRC	$4,565
Total

BRC - Barclays Capital Inc.

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	All or part of this instrument is a holding of QEPF Fund Limited.

See accompanying notes to consolidated financial statements.

Quantified Common Ground Fund
Portfolio Review (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, as compared to its benchmark:

Since Inception
December 27, 2019
Quantified Common Ground Fund - Investor Class	0.10%
S&P Composite 1500 Total Return Index **	(0.23)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated August 19, 2019, was 1.77% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P Composite 1500® combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2019 are as follows:

Holdings by Sector ^:	% of Net Assets
Common Stocks	97.8%
Other Assets Less Liabilities	2.2%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCKS - 97.8%
	AEROSPACE/DEFENSE - 1.3%
5,050	Arconic, Inc.	$155,389

	APPAREL - 1.8%
14,681	Hanesbrand, Inc.	218,013

	AUTO PARTS & EQUIPMENT- 1.5%
10,063	Dana, Inc.	183,147

	BANKS - 0.8%
168	SVB Financial Group *	42,175
1,193	TCF Financial Corp.	55,832
		98,007
	BIOTECHNOLOGY - 8.0%
1,233	Alexion Pharmaceuticals, Inc. *	133,349
1,547	Regeneron Pharmaceuticals, Inc. *	580,867
2,859	United Therapeutics Corp. *	251,821
		966,037
	CHEMICALS - 3.1%
2,820	PPG Industries, Inc.	376,442

	COMMERCIAL SERVICES - 0.4%
260	United Rentals, Inc. *	43,360

	COMPUTERS - 1.6%
5,345	Sykes Enterprises, Inc. *	197,712

	DISTRIBUTION/WHOLESALE - 0.8%
1,020	Anixter International, Inc. *	93,942

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
2,689	Alliance Data Systems Corp.	301,706
3,715	Navient Corp.	50,821
26,939	SLM Corp.	240,026
		592,553
	FOREST PRODUCTS & PAPER - 2.5%
6,783	International Paper Co.	312,357

	HEALTHCARE-PRODUCTS - 2.8%
6,003	DENTSPLY SIRONA, Inc.	339,710

	HEALTHCARE-SERVICES - 5.6%
3,341	Magellan Health, Inc. *	261,433
20,639	Tivity Health, Inc. *	419,900
		681,333
	HOUSEWARES - 2.1%
2,348	Scotts Miracle-Gro Co.	249,311

	LEISURE TIME - 1.6%
9,420	Callway Golf Co.	199,704

	MACHINERY-CONSTRUCTION & MINING - 12.1%
4,531	Caterpillar, Inc.	669,138
8,430	Oshkosh Corp.	797,900
		1,467,038
	MISCELLANEOUS MANUFACTURING - 6.1%
3,429	Eaton Corp PLC	324,795
3,334	Hillenbrand, Inc.	111,056
1,723	Illinois Tool Works, Inc.	309,502
		745,353

See accompanying notes to financial statements.

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Value
	COMMON STOCKS - 97.8% (Continued)
	OIL & GAS SERVICES - 2.2%
7,121	Baker Hughes Co.	$182,511
2,163	Schlumberger Ltd.	86,953
		269,464
	RETAIL - 21.1%
11,151	CarMax, Inc. *	977,608
5,072	Cheesecake Factory, Inc.	197,098
2,424	Lowe’s Cos, Inc.	290,298
1,978	MarineMax, Inc. *	33,013
9,135	Ross Stores, Inc.	1,063,497
		2,561,514
	SEMICONDUCTORS - 11.8%
3,765	Advanced Micro Devices, Inc. *	172,663
7,959	Cohu, Inc.	181,863
2,571	KLA Corp.	458,075
688	Lam Research Corp.	201,171
791	NVIDIA Corp.	186,122
3,365	Teradyne, Inc.	229,459
		1,429,353
	TELECOMMUNICATIONS - 1.3%
3,625	Ciena Corp. *	154,751

	TRANSPORTATION - 4.4%
1,835	Kansas City Southern	281,049
1,389	Union Pacific Corp.	251,117
		532,166

	TOTAL INVESTMENTS - 97.8% (Cost - $11,860,070)	$11,866,656
	OTHER ASSETS LESS LIABILITIES - 2.2%	262,155
	NET ASSETS - 100.0%	$12,128,811

*	Non-Income producing investment

PLC	Public Limited Company

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$69,720,214	$11,838,407	$153,599,727	$9,825,904	$52,608,298
At value	$70,209,052	$12,248,476	$158,573,122	$10,213,380	$52,684,251
Cash collateral for swaps	—	—	1,110,000	—	—
Deposits with brokers for futures	89,492	150,828	—	186,786	5,902,494
Receivable:
Unrealized appreciation on futures	—	10,883	—	—	3,189,096
Unrealized appreciation on swaps	—	—	5,957,664	—	—
Securities sold	—	843,514	—	609,144	208,022
Dividends and Interest	97,746	13,151	38,585	8,717	190,700
Fund shares sold	47,976	29,864	91,892	2,061	10,503
Prepaid expenses and other assets	23,197	11,762	14,262	10,935	25,076
Total Assets	70,467,463	13,308,478	165,785,525	11,031,023	62,210,142

Liabilities:
Fund shares redeemed	141,014	19,183	350,329	17,206	124,729
Investment advisory fees	30,625	8,161	114,639	3,424	51,785
Shareholder service fees - Investor Class	14,994	—	28,787	1,889	15,398
Payable to related parties	12,294	—	41,902	2,367	14,200
Distributions (12b-1) fees	11,155	9,361	40,489	4,486	12,917
Unrealized depreciation on futures	7,563	—	—	—	—
Unrealized depreciation on swaps	—	—	79,067	—	—
Securities purchased	—	486,637		683,241	8,531
Total Liabilities	217,645	523,342	655,213	712,613	227,560

Net Assets	$70,249,818	$12,785,136	$165,130,312	$10,318,410	$61,982,582

Net Assets Consist of:
Capital Stock	70,138,859	$14,010,783	152,783,405	10,190,489	$57,386,129
Accumulated earnings (losses)	110,959	$(1,225,647)	12,346,907	127,921	$4,596,453
Net Assets	$70,249,818	$12,785,136	$165,130,312	$10,318,410	$61,982,582

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$69,994,097	$12,733,923	$164,240,002	$10,302,196	$61,839,453
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	7,141,741	1,346,972	15,578,860	1,040,036	5,749,743
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.80	$9.45	$10.54	$9.91	$10.76
Advisor Class Shares:
Net Assets	$255,721	$51,213	$890,310	$16,214	$143,129
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	25,936	5,464	85,352	1,653	13,569
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.86	$9.37	$10.43	$9.81	$10.55

See accompanying notes to financial statements.

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2019

	Quantified	Quantified	Quantified	Quantified
	Pattern	Tactical Fixed	Evolution	Common
	Recognition Fund	Income Fund	Plus Fund	Ground Fund
Assets:
Investment securities:
At cost	$23,504,540	$40,774,447	$11,189,664	$11,860,070
At value	$23,515,695	$40,793,087	$11,192,523	$11,866,656
Cash	—	—	748,836	—
Deposits with brokers for futures	2,245,109	426,001	759,023	—
Receivable:
Unrealized appreciation on futures	—	—	120,717	—
Unrealized appreciation on swaps	—	12,078	4,565	—
Securities sold	85,585	10,611	266,244	—
Dividends and Interest	44,218	119,319	21,405	12,148,030
Fund shares sold	—	104,461	3,479	—
Prepaid expenses and other assets	24,096	22,853	24,575	—
Total Assets	25,914,703	41,488,410	13,141,367	24,014,686

Liabilities:
Securities purchased	48,195	27,097	171,307	11,860,069
Unrealized depreciation on swaps		13,284		—
Unrealized depreciation on futures	12,910	16,284	143,438	—
Investment advisory fees	21,522	35,475	9,149	—
Fund shares redeemed	43,977	61,975	19,544	25,806
Distributions (12b-1) fees	361	6,476	2,705	—
Payable to related parties	5,896	9,720	4,633	—
Shareholder service fees - Investor Class	8,248	7,714	1,622	—
Total Liabilities	141,109	178,025	352,398	11,885,875

Net Assets	$25,773,594	$41,310,385	$12,788,969	$12,128,811

Net Assets Consist of:
Capital Stock	24,386,061	41,604,112	13,013,111	12,122,225
Accumulated earnings (losses)	1,387,533	(293,727)	(224,142)	6,586
Net Assets	$25,773,594	$41,310,385	$12,788,969	$12,128,811

Net Asset Value Per Share Investor Class Shares:
Net Assets	$25,773,594	$41,310,385	$12,788,969	$12,128,811
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,399,095	4,163,131	1,305,957	1,212,225
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$10.74	$9.92	$9.79	$10.01

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2019

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund

Investment Income
Dividends (net of foreign tax withholdings $0, $789, $0, $0 and $0, respectively)	$1,147,409	$129,139	$1,406,798	$181,577	$112,719
Interest	14,630	5,357	185,446	10,226	498,996
Total Investment Income	1,162,039	134,496	1,592,244	191,803	611,715

Expenses
Investment advisory fees	218,165	47,933	618,629	36,083	317,648
Administration fees	78,702	17,261	221,655	13,015	85,717
Distribution (12b-1) fees
Investor Class	72,153	15,916	205,421	12,009	79,254
Advisor Class	2,273	244	3,155	73	632
Third party administrative services fees - Investor Class	43,292	9,550	123,255	7,205	47,552
Trustee fees and expenses	67	13	161	10	62
Total Operating Expenses	414,652	90,917	1,172,276	68,395	530,865

Net Investment Income	747,387	43,579	419,968	123,408	80,850

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	1,017,735	492,995	8,741,115	261,922	144,047
Futures	295,437	47,772	—	27,519	5,302,392
Swaps	—	—	2,652,387	—	—
	1,313,172	540,767	11,393,502	289,441	5,446,439
Net change in unrealized appreciation (depreciation) on:
Investments	(783,501)	119,836	2,464,617	170,913	71,743
Futures	(39,532)	2,533	—	1,440	2,152,998
Swaps	—	—	5,878,597	—	—
	(823,033)	122,369	8,343,214	172,353	2,224,741

Net Realized and Unrealized Gain on Investments, Futures and Swaps	490,139	663,136	19,736,716	461,794	7,671,180

Net Increase in Net Assets Resulting From Operations	$1,237,526	$706,715	$20,156,684	$585,202	$7,752,030

See accompanying notes to financial statements.

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Period Ended December 31, 2019

	Quantified	Quantified	Quantified	Quantified
	Pattern	Tactical Fixed	Evolution	Common
	Recognition Fund (a)	Income Fund (b)	Plus Fund (c)	Ground Fund (d)

Investment Income
Dividends (net of foreign tax withholdings $0, $0, $0 and $0, respectively)	$72,410	$116,596	$26,691	$—
Interest	86,380	146,446	35,211	—
Total Investment Income	158,790	263,042	61,902	—

Expenses
Investment advisory fees	75,501	122,251	31,802	—
Administration fees	20,688	33,496	8,714	—
Distribution (12b-1) fees - Investor Class	18,875	30,563	7,950	—
Third party administrative services fees - Investor Class	11,325	18,338	4,770	—
Trustee fees and expenses	—	43	12	—
Total Operating Expenses	126,389	204,691	53,248	—

Net Investment Income	32,401	58,351	8,654	—

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	5,922	15,887	5,435	—
Futures	2,302,519	374,056	(213,891)	—
Swaps	—	128,250	9,832	—
	2,308,441	518,193	(198,624)	—
Net change in unrealized appreciation (depreciation) on:
Investments	11,155	18,640	2,859	6,586
Futures	(12,910)	(16,284)	(22,721)	—
Swaps	—	(1,206)	4,565	—
	(1,755)	1,150	(15,297)	6,586

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	2,306,686	519,343	(213,921)	6,586

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,339,087	$577,694	$(205,267)	$6,586

(a)	The Fund commenced operations on August 30, 2019.

(b)	The Fund commenced operations on September 13, 2019.

(c)	The Fund commenced operations on September 30, 2019.

(d)	The Fund commenced operations on December 27, 2019.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund		Quantified All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2019	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income	$747,387	$1,812,026	$43,579	$88,309
Net realized gain (loss) from investments and futures	1,313,172	773,585	540,767	(1,422,049)
Net change in unrealized appreciation (depreciation) on investments and futures	(823,033)	1,503,082	122,369	(65,432)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,237,526	4,088,693	706,715	(1,399,172)
Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(1,557,072)	(988,546)	(154,099)	(954,598)
Advisor Class	(2,026)	(7,826)	(102)	(5,655)
Total Distributions to Shareholders	(1,559,098)	(996,372)	(154,201)	(960,253)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	85,094,296	128,886,581	3,587,559	13,262,602
Advisor Class	136,659	1,084,681	13,870	31,671
Net asset value of shares issued in reinvestment of distributions
Investor Class	1,557,069	988,546	154,100	954,598
Advisor Class	2,023	7,826	103	5,655
Payments for shares redeemed
Investor Class	(75,762,340)	(113,989,943)	(5,034,120)	(10,585,490)
Advisor Class	(461,798)	(956,445)	(41,631)	(117,009)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	10,565,909	16,021,246	(1,320,119)	3,552,027

Total Increase (Decrease) in Net Assets	10,244,337	19,113,567	(767,605)	1,192,602

Net Assets:
Beginning of Period	60,005,481	40,891,914	13,552,741	12,360,139
End of Period	$70,249,818	$60,005,481	$12,785,136	$13,552,741

Share Activity
Investor Class:
Shares Sold	8,555,571	13,726,634	393,690	1,346,836
Shares issued in reinvestments of Distributions	158,723	110,452	16,221	112,042
Shares Redeemed	(7,667,931)	(12,090,394)	(549,328)	(1,113,821)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,046,363	1,746,692	(139,417)	345,057

Advisor Class:
Shares Sold	13,917	114,877	1,532	3,012
Shares issued in reinvestments of Distributions	205	875	11	672
Shares Redeemed	(46,963)	(101,736)	(4,696)	(10,964)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(32,841)	14,016	(3,153)	(7,280)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30,	December 31, 2019	June 30,
	2019	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income	$419,968	$994,969	$123,408	$61,504
Net realized gain (loss) from investments, futures, and swaps	11,393,502	(5,419,347)	289,441	(330,607)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	8,343,214	(4,020,169)	172,353	275,781
Net Increase (Decrease) in Net Assets Resulting From Operations	20,156,684	(8,444,547)	585,202	6,678

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	—	(14,368,410)	(146,977)	(5,603)
Advisor Class	—	(45,422)	(126)	—
Total Distributions to Shareholders	—	(14,413,832)	(147,103)	(5,603)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	92,013,122	223,992,085	3,201,955	4,177,618
Advisor Class	438,528	850,075	3,089	6,316
Net asset value of shares issued in reinvestment of distributions
Investor Class	(69)	14,368,410	146,977	5,600
Advisor Class	—	45,422	126	—
Payments for shares redeemed
Investor Class	(105,404,066)	(160,200,578)	(2,165,897)	(4,594,340)
Advisor Class	(101,437)	(1,016,175)	(2,714)	(6,929)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(13,053,922)	78,039,239	1,183,536	(411,735)

Total Increase (Decrease) in Net Assets	7,102,762	55,180,860	1,621,635	(410,660)

Net Assets:
Beginning of Period	158,027,550	102,846,690	8,696,775	9,107,435
End of Period	$165,130,312	$158,027,550	$10,318,410	$8,696,775

Share Activity
Investor Class:
Shares Sold	9,690,350	22,364,234	334,073	441,250
Shares issued in reinvestments of Distributions	—	1,729,044	14,846	621
Shares Redeemed	(10,918,858)	(16,118,020)	(225,153)	(486,258)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,228,508)	7,975,258	123,766	(44,387)

Advisor Class:
Shares Sold	47,419	86,534	326	671
Shares issued in reinvestments of Distributions	—	5,492	13	—
Shares Redeemed	(10,931)	(100,139)	(288)	(737)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	36,488	(8,113)	51	(66)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund		Quantified Pattern Recognition Fund (a)
	Six Months Ended	Year Ended	Period Ended
	December 31, 2019	June 30, 2019	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$80,850	$350,551	$32,401
Net realized gain (loss) from investments and futures	5,446,439	(7,100,564)	2,308,441
Net change in unrealized appreciation on investments and futures	2,224,741	4,913,539	(1,755)
Net Increase (Decrease) in Net Assets Resulting From Operations	7,752,030	(1,836,474)	2,339,087

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(324,678)	(2,069,028)	(951,554)
Advisor Class	—	(4,245)	—
Total Distributions to Shareholders	(324,678)	(2,073,273)	(951,554)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	6,849,111	25,503,036	33,444,268
Advisor Class	28,508	124,374	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	314,001	2,056,813	951,554
Advisor Class	—	4,144	—
Payments for shares redeemed
Investor Class	(22,973,357)	(46,083,080)	(10,009,761)
Advisor Class	(22,373)	(261,486)	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(15,804,110)	(18,656,199)	24,386,061

Total Increase (Decrease) in Net Assets	(8,376,758)	(22,565,946)	25,773,594

Net Assets:
Beginning of Period	70,359,340	92,925,286	25,773,594
End of Period	$61,982,582	$70,359,340	$25,773,594

Share Activity
Investor Class:
Shares Sold	728,594	2,620,906	3,273,675
Shares issued in reinvestments of Distributions	28,861	205,681	88,682
Shares Redeemed	(2,394,215)	(4,661,440)	(963,262)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,636,760)	(1,834,853)	2,399,095

Share Activity
Advisor Class:
Shares Sold	3,040	11,905	—
Shares issued in reinvestments of Distributions	—	422	—
Shares Redeemed	(2,457)	(25,802)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	583	(13,475)	—

(a)	The Funds commenced operations on August 30, 2019.

See accompanying notes to financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Tactical Fixed Income Fund (a)	Quantified Evolution Plus Fund (b)
	Period Ended	Period Ended
	December 31, 2019	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)	(Unaudited)
Operations:
Net investment income	$58,351	$8,654
Net realized gain (loss) from investments and futures	518,193	(198,624)
Net change in unrealized appreciation on investments and futures	1,150	(15,297)
Net Increase (Decrease) in Net Assets Resulting From Operations	577,694	(205,267)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(871,421)	(18,875)
Total Distributions to Shareholders	(871,421)	(18,875)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	52,477,423	15,353,385
Net asset value of shares issued in reinvestment of distributions
Investor Class	871,421	18,875
Payments for shares redeemed
Investor Class	(11,744,732)	(2,359,149)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	41,604,112	13,013,111

Total Increase in Net Assets	41,310,385	12,788,969

Net Assets:
Beginning of Period	—	—
End of Period	$41,310,385	$12,788,969

Share Activity
Investor Class:
Shares Sold	5,232,412	1,542,529
Shares issued in reinvestments of Distributions	87,757	1,928
Shares Redeemed	(1,157,038)	(238,500)
Net Increase in Shares of Beneficial Interest Outstanding	4,163,131	1,305,957

(a)	The Funds commenced operations on September 13, 2019

(b)	The Funds commenced operations on September 30, 2019

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Quantified Common Ground Fund (a)
Period Ended
December 31, 2019*
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
Operations:
Net investment income	$—
Net realized gain (loss) from investments and futures	—
Net change in unrealized appreciation on investments and futures	6,586
Net Increase (Decrease) in Net Assets Resulting From Operations	6,586

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	12,148,031
Net asset value of shares issued in reinvestment of distributions:
Investor Class	(25,806)
Total Increase in Net Assets From Shares of Beneficial Interest	12,122,225

Total Increase in Net Assets	12,128,811

Net Assets:
Beginning of Period	—
End of Period	$12,128,811

Share Activity
Investor Class:
Shares Sold	1,214,803
Shares Redeemed	(2,578)
Net Increase in Shares of Beneficial Interest Outstanding	1,212,225

(a)	The Funds commenced operations on December 27, 2019.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended					Period Ended
	December 31,		Year Ended June 30,					December 31		Year Ended June 30,			June 30,
	2019		2019	2018	2017	2016	2015	2019		2019	2018	2017	2016 (1)
	(Unaudited)							(Unaudited)

Net asset value, beginning of year or period	$9.75		$9.31	$9.64	$9.35	$9.35	$10.27	$9.70		$9.28	$9.54	$9.34	$9.04
Activity from investment operations:
Net investment income (2)	0.13		0.35	0.22	0.22	0.13	0.20	0.09		0.30	0.15	0.14	0.04
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	0.14		0.28	(0.31)	0.16	0.22	(0.58)	0.15		0.26	(0.31)	0.17	0.26
Total from investment operations	0.27		0.63	(0.09)	0.38	0.35	(0.38)	0.24		0.56	(0.16)	0.31	0.30
Distributions to Shareholders:
Net investment income	(0.16)		(0.19)	(0.24)	(0.09)	(0.35)	(0.18)	(0.02)		(0.14)	(0.10)	(0.11)	—
Net realized gains	(0.06)		—	—	—	—	(0.36)	(0.06)		—	—	—	—
Total distributions	(0.22)		(0.19)	(0.24)	(0.09)	(0.35)	(0.54)	(0.08)		0.14	(0.10)	(0.11)	—
Net asset value, end of year or period	$9.80		$9.75	$9.31	$9.64	$9.35	$9.35	$9.86		$9.70	$9.28	$9.54	$9.34
Total return (3)	2.78	% (4)	6.89%	(0.99)%	4.13%	3.89%	(3.84)%	2.45	% (4)	6.16%	(1.67)%	3.31%	3.32	% (4)
Net assets, end of year or period (in 000s)	$69,994		$59,435	$40,477	$42,274	$38,693	$32,401	$256		$570	$415	$267	$75
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	1.42	% (6)	1.42%	1.41%	1.41%	1.44%	1.44%	2.02	% (6)	2.02%	2.01%	2.01%	2.04	% (6)
Ratio of net investment income to average net assets (5,7)	2.57	% (6)	3.72%	2.31%	2.31%	1.40%	2.04%	1.81	% (6)	3.24%	1.59%	1.40%	1.65	% (6)
Portfolio turnover rate	350	% (4)	640%	638%	491%	718%	872%	350	% (4)	640%	638%	491%	718	% (4)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total return shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified All-Cap Equity Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended					Period Ended
	December 31,		Year Ended June 30,					December 31,		Year Ended June 30,			June 30,
	2019		2019	2018	2017	2016	2015	2019		2019	2018	2017	2016 (1)
	(Unaudited)							(Unaudited)

Net asset value, beginning of year or period	$9.07		$10.68	$11.36	$9.65	$9.78	$10.20	$8.92		$10.55	$11.27	$9.64	$9.23
Activity from investment operations
Net investment income (loss) (2)	0.03		0.06	0.00 (9)	0.01	0.03	(0.02)	0.00	(9)	(0.02)	(0.06)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments and futures	0.46		(1.03)	1.12	1.70	(0.16)	0.09 (3)	0.47		(1.01)	1.11	1.70	0.39	(3)
Total from investment operations	0.49		(0.97)	1.12	1.71	(0.13)	0.07	0.47		(1.03)	1.05	1.63	0.41
Distributions to Shareholders:
Net investment income	(0.11)		(0.04)	(0.03)	—	—	(0.02)	(0.02)		—	—	—	—
Net realized gains	0.00	(9)	(0.60)	(1.77)	—	—	(0.47)	0.00	(9)	(0.60)	(1.77)	—	—
Total distributions	(0.11)		(0.64)	(1.80)	—	—	(0.49)	(0.02)		(0.60)	(1.77)	—	—
Net asset value, end of year or period	$9.45		$9.07	$10.68	$11.36	$9.65	$9.78	$9.37		$8.92	$10.55	$11.27	$9.64
Total return (4)	5.45	% (5)	(8.75)%	9.93%	17.72%	(1.33)%	0.68%	5.25	% (5)	(9.45)%	9.37%	16.91%	4.44	% (5)
Net assets, end of year or period (in 000s)	$12,734		$13,476	$12,192	$10,047	$3,020	$5,915	$51		$77	$168	$88	$27
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.42	% (7)	1.42%	1.42%	1.41%	1.46%	1.45%	2.01	% (7)	2.02%	2.02%	2.01%	2.04	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.68	% (7)	0.62%	0.01%	0.09%	0.27%	(0.16)%	0.01	% (7)	(0.22)%	(0.59)%	(0.63)%	0.78	% (7)
Portfolio turnover rate	488	% (5)	962%	942%	1,018%	961%	1,429%	488	% (5)	962%	942%	1,018%	961	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class									Advisor Class
	Six Months Ended									Six Months Ended					Period Ended
	December 31,		Year ended June 30,							December 31,		Year ended June 30,			June 30,
	2019		2019	2018	2017		2016		2015	2019		2019	2018	2017	2016 (1)
	(Unaudited)									(Unaudited)

Net asset value, beginning of year or period	$9.38		$11.57	$10.87	$9.60		$10.21		$11.09	$9.30		$11.41	$10.76	$9.58	$9.31
Activity from investment operations:
Net investment income (loss) (2)	0.02		0.08	(0.06)	0.05		(0.01)		(0.06)	0.00	(10)	(0.01)	(0.12)	0.01	0.03
Net realized and unrealized gain (loss) on investments, futures,swaps and other investment companies	1.14		(0.96)	2.12	1.46		(0.45)		(0.09)	1.13		(0.91)	2.08	1.44	0.24	(3)
Total from investment operations	1.16		(0.88)	2.06	1.51		(0.46)		(0.15)	1.13		(0.92)	1.96	1.45	0.27
Distributions to Shareholders:
Net investment income	—		(0.12)	(0.29)	(0.24)		—		—	—		—	(0.24)	(0.27)	—
Net realized gains	—		(1.19)	(1.07)	—		(0.15)		(0.73)	—		(1.19)	(1.07)	—	—
Total distributions	—		(1.31)	(1.36)	(0.24)		(0.15)		(0.73)	—		(1.19)	(1.31)	(0.27)	—
Net asset value, end of year or period	$10.54		$9.38	$11.57	$10.87		$9.60		$10.21	$10.43		$9.30	$11.41	$10.76	$9.58
Total return (4)	12.37	% (6)	(6.18)%	19.35%	15.68	% (5)	(4.46	)% (5)	(1.42)%	12.15	% (6)	(6.77)%	18.58%	15.05%	2.90	% (6)
Net assets, end of year or period (in 000s)	$164,240		$157,573	$102,196	$69,960		$74,371		$97,483	$890		$455	$650	$459	$58
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.42	% (8)	1.42%	1.42%	1.41%		1.44%		1.43%	2.02	% (8)	2.02%	2.01%	2.01%	2.04	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	0.51	% (8)	0.81%	(0.49)%	0.46%		(0.21)%		(0.58)%	0.05	% (8)	(0.12)%	(1.02)%	(0.01)%	1.57	% (8)
Portfolio turnover rate	451	% (6)	797%	495%	558%		687%		490%	451	% (6)	797%	495%	558%	687	% (6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class									Advisor Class
	Six Months Ended									Six Months Ended						Period Ended
	December 31,		Year ended June 30,							December 31,		Year Ended June 30,				June 30,
	2019		2019	2018		2017	2016	2015		2019		2019	2018	2017		2016 (1)
	(Unaudited)									(Unaudited)

Net asset value, beginning of year or period	$9.48		$9.46	$9.49		$9.12	$9.50	$10.93		$9.35		$9.39	$9.42	$9.12		$8.91
Activity from investment operations:
Net investment income (loss) (2)	0.12		0.07	0.10		0.05	0.00	0.03		0.09		0.01	0.06	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.45		(0.04)	0.19		0.32	(0.26)	(0.38)		0.45		(0.05)	0.17	0.36		0.27	(3)
Total from investment operations	0.57		0.03	0.29		0.37	(0.26)	(0.35)		0.54		(0.04)	0.23	0.30		0.21
Distributions to Shareholders:
Net investment income	(0.14)		(0.01)	(0.16)		— (4)	(0.04)	—		(0.08)		—	(0.10)	—	(4)	—
Net realized gains	—		—	(0.16)		—	(0.08)	(1.08)		—		—	(0.16)	—		—
Total distributions	(0.14)		(0.01)	(0.32)		— (4)	(0.12)	(1.08)		(0.08)		—	(0.26)	—	(4)	—
Net asset value, end of year or period	$9.91		$9.48	$9.46		$9.49	$9.12	$9.50		$9.81		$9.35	$9.39	$9.42		9.12
Total return (5)	6.04	% (7)	0.28%	2.79	% (11)	4.09%	(2.75)%	(3.33	)% (6)	5.75	% (7)	(0.43)%	2.25%	3.31	% (6)	2.36	% (6,7)
Net assets, end of year or period (in 000s)	$10,302		$8,682	$9,092		$8,637	$3,938	$8,068		$16		$15	$16	$18		$22
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (8)	1.42	% (9)	1.42%	1.41%		1.43%	1.44%	1.42%		2.01	% (9)	2.02%	2.01%	2.03%		2.04	% (9)
Ratio of net investment income (loss) to average net assets (8,10)	2.56	% (9)	0.71%	1.03%		0.49%	0.02%	0.30%		1.93	% (9)	0.09%	0.64%	(0.65)%		(2.17	)% (9)
Portfolio turnover rate	288	% (7)	595%	553%		625%	687%	1,040%		288	% (7)	595%	553%	625%		687	% (7)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown assumes the reinvestment of all distributions.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended					Period Ended		Six Months Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,		December 31,		Year Ended June 30,			June 30,
	2019		2019	2018	2017	2016 (1)		2019		2019	2018	2017	2016 (1)
	(Unaudited)							(Unaudited)

Net asset value, beginning of year or period	$9.51		$10.05	$11.22	$8.25	$10.00		$9.31		$9.88	$11.14	$8.24	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		0.04	0.01	— (8)	(0.01)		(0.02)		(0.02)	(0.05)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	1.30		(0.34)	2.82	2.97	(1.74)		1.26		(0.33)	2.79	2.98	(1.75)
Total from investment operations	1.31		(0.30)	2.83	2.97	(1.75)		1.24		(0.35)	2.74	2.91	(1.76)
Distributions to Shareholders:
Net investment income	(0.06)		(0.02)	—	— (8)	—		—		—	—	(0.01)	—
Net realized gains	—		(0.22)	(4.00)	—	—		—		(0.22)	(4.00)	—	—
Total distributions	(0.06)		(0.24)	(4.00)	— (8)	—		—		(0.22)	(4.00)	(0.01)	—
Net asset value, end of year or period	$10.76		$9.51	$10.05	$11.22	$8.25		$10.55		$9.31	$9.88	$11.14	$8.24
Total return (3,4)	13.73	% (4)	(3.12)%	24.06%	36.01%	(17.50	)% (4)	13.32	% (4)	(3.65)%	23.31%	35.32%	(17.60	)% (4)
Net assets, end of year or period (in 000s)	$61,839		$70,238	$92,664	$88,696	$82,320		$143		$121	$261	$122	$14
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.67	% (5)	1.67%	1.66%	1.66%	1.69	% (5)	2.27	% (5)	2.27%	2.26%	2.26%	2.29	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.26	% (5)	0.42%	0.12%	(0.04)%	(0.13	)% (5)	(0.35	)% (5)	(0.20)%	(0.46)%	(0.80)%	(0.25	)% (5)
Portfolio turnover rate	35	% (4)	41%	72%	41%	59	% (4)	35	% (4)	41%	72%	41%	59	% (4)

(1)	The Fund commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended
	December 31,
	2019 (1)
	(Unaudited)

Net asset value, beginning of year or period	$10.00
Activity from investment operations:
Net investment income (2)	0.02
Net realized and unrealized gain (loss) on investments and futures	1.13
Total from investment operations	1.15
Distributions to Shareholders:
Net investment income	(0.02)
Net realized gains	(0.39)
Total distributions	(0.41)
Net asset value, end of year or period	$10.74
Total return (3,4)	11.50	% (4)
Net assets, end of year or period (in 000s)	$25,774
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.69	% (5)
Ratio of net investment income to average net assets (6,7)	0.43	% (5)
Portfolio turnover rate	95	% (4)

(1)	The Fund commenced operations on August 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended
	December 31,
	2019 (1)
	(Unaudited)

Net asset value, beginning of year or period	$10.00
Activity from investment operations:
Net investment income (2)	0.01
Net realized and unrealized gain (loss) on investments, futures and swaps	0.12
Total from investment operations	0.13
Distributions to Shareholders:
Net investment income	(0.03)
Net realized gains	(0.18)
Total distributions	(0.21)
Net asset value, end of year or period	$9.92
Total return (3,4)	1.32	% (4)
Net assets, end of year or period (in 000s)	$41,310
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.69	% (5)
Ratio of net investment income to average net assets (6,7)	0.48	% (5)
Portfolio turnover rate	73	% (4)

(1)	The Fund commenced operations on September 13, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended
	December 31,
	2019 (1)
	(Unaudited)

Net asset value, beginning of year or period	$10.00
Activity from investment operations:
Net investment income (2)	0.01
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.21)
Total from investment operations	(0.20)
Distributions to Shareholders:
Net investment income	(0.01)
Net realized gains	(0.00	) (8)
Total distributions	(0.01)
Net asset value, end of year or period	$9.79
Total return (3,4)	(1.96	)% (4)
Net assets, end of year or period (in 000s)	$12,789
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.73	% (5)
Ratio of net investment income to average net assets (6,7)	0.28	% (5)
Portfolio turnover rate	117	% (4)

(1)	The Fund commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended
	December 31,
	2019 (1)
	(Unaudited)

Net asset value, beginning of year or period	$10.00
Activity from investment operations:
Net investment income (2)	—
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.01
Net asset value, end of year or period	$10.01
Total return (3,4)	0.10	% (4)
Net assets, end of year or period (in 000s)	$12,129
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets	0.00	% (5)
Ratio of net investment income to average net assets	0.00	% (5)
Portfolio turnover rate	0	% (4)

(1)	The Fund commenced operations on December 27, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Common Ground Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified STF, Quantified Pattern Recognition, Quantified Tactical Fixed Income, Quantified Evolution Plus, and Quantified Common Ground, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Common Ground Fund currently offer Investor Class shares, which are offered at NAV.

The Funds’ commencement dates and their investment objectives are as follows:

	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified All-Cap Equity Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Invest Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	N/A	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Valuation of Fund of Funds – Each Fund invests in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for each Fund’s assets and liabilities measured at fair value:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$13,791,890	$—	$—	$13,791,890
Exchange Traded Funds	54,387,403	—	—	54,387,403
Short-Term Investments	2,029,759	—	—	2,029,759
Total	$70,209,052	$—	$—	$70,209,052
Liabilities
Derivatives
Futures Contracts	$(7,563)	$—	$—	$(7,563)

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$9,987,239	$—	$—	$9,987,239
Exchange Traded Funds	1,930,139	—	—	1,930,139
Short-Term Investments	331,098	—	—	331,098
Total	$12,248,476	$—	$—	$12,248,476
Derivatives
Futures Contracts	$10,883	$—	$—	$10,883
Total Assets	$12,259,359	$—	$—	$12,259,359

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$133,238,713	$—	$—	$133,238,713
Short-Term Investments	25,334,409	—	—	25,334,409
Total	$158,573,122	$—	$—	$158,573,122
Derivatives
Total Return Swaps	$—	$5,957,664	$—	$5,957,664
Total Assets	$158,573,122	$5,957,664	$—	$164,530,786
Liabilities
Derivatives
Swaps	$—	$(79,067)	$—	$(79,067)

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-End Mutual Funds	$2,277,560	$—	$—	$2,277,560
Exchange Traded Funds	7,234,770	—	—	7,234,770
Short-Term Investments	701,050	—	—	701,050
Total	$10,213,380	$—	$—	$10,213,380

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Agency Bonds *	$—	$2,999,683	$—	$2,999,683
Bonds & Notes	—	15,640,111	—	15,640,111
Certificates of Deposit	—	14,528,830	—	14,528,830
Exchange Traded Funds	7,238,559	—	—	7,238,559
Short-Term Investments	12,277,068	—	—	12,277,068
Total	$19,515,627	$33,168,624	$—	$52,684,251
Derivatives
Futures Contracts	$3,189,096	$—	$—	$3,189,096
Total Assets	$22,704,723	$33,168,624	$—	$55,873,347

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit *	$—	$12,010,967	$—	$12,010,967
Exchange Traded Funds	3,915,929	—	—	3,915,929
Short-Term Investments	7,588,799	—	—	7,588,799
Total	$11,504,728	$12,010,967	$—	$23,515,695
Liabilities
Derivatives
Futures Contracts	$(12,910)	$—	$—	$(12,910)

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Agency Bonds *	$—	$2,999,683	$—	$2,999,683
Certificates of Deposit	—	25,019,818	—	$25,019,818
Exchange Traded Funds	6,371,684	—	—	6,371,684
Short-Term Investments	6,401,902	—	—	6,401,902
Total	$12,773,586	$28,019,501	$—	$40,793,087
Liabilities
Derivatives
Total Return Swaps	$—	$12,078	$—	$12,078
Total Assets	$12,773,586	$28,031,579	$—	$40,805,165
Liabilities
Derivatives
Futures Contracts	$(16,284)	$—	$—	$(16,284)
Total Return Swaps	—	(13,284)	—	(13,284)
Total	$(16,284)	$(13,284)	$—	$(29,568)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit *	$—	$6,004,132	$—	$6,004,132
Exchange Traded Funds	2,151,249	—	—	2,151,249
Short-Term Investments	3,037,142	—	—	3,037,142
Total	$5,188,391	$6,004,132	$—	$11,192,523
Derivatives
Futures Contracts	$120,717	$—	$—	$120,717
Total Return Swaps	—	4,565	—	4,565
Total Assets	$5,309,108	$6,008,697	$—	$11,317,805
Liabilities
Derivatives
Futures Contracts	$(143,438)	$—	$—	$(143,438)

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$11,866,656	$—	$—	$11,866,656
Total	$11,866,656	$—	$—	$11,866,656

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the six months or period ended December 31, 2019.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of QEPF Fund Ltd. (“QEPF Ltd.”), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in QEPF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on December 30, 2019 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in QEPF Ltd. is as follows:

	Inception Date	QEPF Ltd. Net Assets at	% Of Net Assets at
	of QEPF Ltd.	December 31, 2019	December 31, 2019
QEPF Ltd.	12/30/2019	$748,836	5.86%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk,

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2019, Quantified Market Leaders Fund entered into total return swaps.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2016 – June 30, 2018) or expected to be taken in the Funds’ June 30, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months or period ended December 31, 2019 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$198,585,519	$189,298,094
Quantified All-Cap Equity Fund	55,642,780	56,861,460
Quantified Market Leaders Fund	533,969,793	536,020,074
Quantified Alternative Investment Fund	24,259,572	22,936,922
Quantified STF Fund	17,573,631	38,332,898
Quantified Pattern Recognition Fund	28,951,187	17,033,321
Quantified Tactical Fixed Income Fund	48,089,741	23,729,664
Quantified Evolution Plus Fund	17,674,947	9,522,653
Quantified Common Ground Fund	11,860,070	—

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2019:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

At December 31, 2019, the fair value of derivative instruments was as follows:

	Asset derivatives

Quantified All-Cap Equity Fund	Futures - Equity Contracts	$10,883
Quantified Market Leaders Fund	Swaps - Equity Contracts	5,957,664
Quantified STF Fund	Futures - Equity Contracts	3,189,096
Quantified Tactical Fixed Income Fund	Swaps - Interest Rate Contracts	12,078
Quantified Evolution Plus Fund	Futures - Commodity Contracts	49,151
	Futures - Equity Contracts	71,566
	Swaps - Equity Contracts	4,565

	Liability derivatives

Quantified Managed Income Fund	Futures - Interest Rate Contracts	$(7,563)
Quantified Market Leaders Fund	Swaps - Equity Contracts	(79,067)
Quantified Pattern Recognition Fund	Futures - Equity Contracts	(12,910)
Quantified Tactical Fixed Income Fund	Futures - Interest Rate Contracts	(16,284)
	Swaps - Interest Rate Contracts	(13,284)
Quantified Evolution Plus Fund	Futures - Interest Rate Contracts	(143,438)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Transactions in derivative instruments during the six months or period ended December 31, 2019, were as follows:

		Equity/Interest
		Rate Contracts
Quantified Managed Income Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$295,437
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(39,532)

Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$47,772
	Change in unrealized appreciation (depreciation) (2)
	Futures	$2,533

Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$2,652,387
	Change in unrealized appreciation (depreciation) (2)
	Swaps	$5,878,597

Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$27,519
	Change in unrealized appreciation (depreciation) (2)
	Futures	$1,440

Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$5,302,392
	Change in unrealized appreciation (depreciation) (2)
	Futures	$2,152,998

Quantified Pattern Recognition Fund	Realized gain (loss) (1)
Equity Risk	Futures	$2,302,519
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(12,910)

Quantified Tactical Fixed Income Fund	Realized gain (loss) (1)
Equity Risk	Futures	$374,056
	Swaps	$128,250
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(16,284)
	Swaps	$(1,206)

Quantified Evolution Plus Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(213,891)
	Swaps	$9,832
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(22,721)
	Swaps	$4,565

(1) Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.
(2) Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of December 31, 2019 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse or Barclays as the counterparty. If Credit Suisse or Barclays becomes insolvent, Credit Suisse or Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2019.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabiilities Presented
	Statements of	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$(7,563)	$—	$(7,563)	$—	$7,563	$—

Quantified All-Cap Equity Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$10,883	$—	$10,883	$—	$—	$10,883

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Quantified Market Leaders Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Pledged	Net Amount
Swaps	$5,957,664	$—	$5,957,664	$(79,067)	$—	$5,878,597

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swaps	$(79,067)	$—	$(79,067)	$79,067	$—	$—

Quantified STF Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of	Statements of Assets	Statements of Assets	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$3,189,096	$—	$3,189,096	$—	$—	$3,189,096

Quantified Pattern Recognition Fund:
Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$(12,910)	$—	$(12,910)	$—	$12,910	$—

Quantified Tactical Fixed Income Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of	Statements of Assets	Statements of Assets	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	& Liabilities	Instruments	Pledged	Net Amount
Swaps	$12,078	$—	$12,078	$(12,078)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$(16,284)	$—	$(16,284)	$—	$16,284	$—
Swaps	(13,284)	—	(13,284)	—	12,078	(1,206)
Total	$(29,568)	$—	$(29,568)	$—	$28,362	$(1,206)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Quantified Evolution Plus Fund:
Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$120,717	$—	$120,717	$(120,717)	$—	$—
Swaps	4,565	—	4,565	—	—	4,565
Total	$125,282	$—	$125,282	$(120,717)	$—	$4,565

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented in
	Recognized	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$(143,438)	$—	$(143,438)	$120,717	$—	$(22,721)

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF, Quantified Pattern Recognition, Quantified Tactical Fixed Income, Quantified Evolution Plus and Quantified Common Ground which pays 1.00%. For the six months or period ended December 31, 2019, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$218,165
Quantified All-Cap Equity Fund	47,933
Quantified Market Leaders Fund	618,629
Quantified Alternative Investment Fund	36,083
Quantified STF Fund	317,648
Quantified Pattern Recognition Fund	75,501
Quantified Tactical Fixed Income Fund	122,251
Quantified Evolution Plus Fund	31,802
Quantified Common Ground Fund	—

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

In addition, certain affiliates of GFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months or period ended December 31, 2019, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$72,153	$2,273	$74,426
Quantified All-Cap Equity Fund	15,916	244	16,160
Quantified Market Leaders Fund	205,421	3,155	208,576
Quantified Alternative Investment Fund	12,009	73	12,082
Quantified STF Fund	79,254	632	79,886
Quantified Pattern Recognition Fund	18,875	—	18,875
Quantified Tactical Fixed Income Fund	30,563	—	30,563
Quantified Evolution Plus Fund	7,950	—	7,950
Quantified Common Ground Fund	—	—	—

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

For the six months or period ended December 31, 2019, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$43,292
Quantified All-Cap Equity Fund	9,550
Quantified Market Leaders Fund	123,255
Quantified Alternative Investment Fund	7,205
Quantified STF Fund	47,552
Quantified Pattern Recognition Fund	11,325
Quantified Tactical Fixed Income Fund	18,338
Quantified Evolution Plus Fund	4,770
Quantified Common Ground Fund	—

During the six months or period ended December 31, 2019, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Common Ground Fund and received $59,752, $22,050, $86,680, $9,435, $7,660, $8,155, $12,722, $2,038 and $1,609 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $30,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation /
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$69,865,617	$692,864	$(349,429)	$343,435
Quantified All-Cap Equity Fund	12,186,074	482,874	(420,472)	62,402
Quantified Market Leaders Fund	154,733,021	4,973,395	(1,133,294)	3,840,101
Quantified Alternative Investment Fund	9,880,558	426,737	(93,915)	332,822
Quantified STF Fund	52,645,812	81,205	(42,766)	38,439
Quantified Pattern Recognition Fund	23,504,540	14,506	(3,351)	11,155
Quantified Tactical Fixed Income Fund	40,774,447	26,512	(7,872)	18,640
Quantified Evolution Plus Fund	11,189,664	5,477	(2,618)	2,859
Quantified Common Ground Fund	11,860,070	29,732	(23,146)	6,586

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2019 and June 30, 2018 were as follows:

For fiscal year ended	Ordinary	Long-Term
6/30/2019	Income	Capital Gains	Total
Quantified Managed Income Fund	$996,372	$—	$996,372
Quantified All-Cap Equity Fund	960,253	—	960,253
Quantified Market Leaders Fund	14,413,832	—	14,413,832
Quantified Alternative Investment Fund	5,603	—	5,603
Quantified STF Fund	670,804	1,402,469	2,073,273

For fiscal year ended	Ordinary	Long-Term
6/30/2018	Income	Capital Gains	Total
Quantified Managed Income Fund	$961,478	$—	$961,478
Quantified All-Cap Equity Fund	1,444,352	—	1,444,352
Quantified Market Leaders Fund	9,915,897	618	9,916,515
Quantified Alternative Investment Fund	251,468	49,750	301,218
Quantified STF Fund	12,466,339	18,389,935	30,856,274

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$1,266,080	$—	$—	$(1,960,485)	$—	$1,126,936	$432,531
Quantified All-Cap Equity Fund	91,886	—	(1,812,613)	—	—	(57,434)	(1,778,161)
Quantified Market Leaders Fund	—	—	(9,185,261)	—	—	1,375,484	(7,809,777)
Quantified Alternative Investment Fund	35,859	—	(284,641)	(223,305)	—	161,909	(310,178)
Quantified STF Fund	323,602	—	(2,957,162)	(164,035)	—	(33,304)	(2,830,899)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256 contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified Market Leaders Fund incurred and elected to defer such late year losses of $421,218.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Managed Income Fund	$—
Quantified All-Cap Equity Fund	1,812,613
Quantified Market Leaders Fund	8,764,043
Quantified Alternative Investment Fund	284,641
Quantified STF Fund	2,957,162

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

At June 30, 2019, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

				Capital Loss Carry
	Non-Expiring	Non-Expiring		Forwards Utilized
	Short-Term	Long-Term	Total	In Current Year
Quantified Managed Income Fund	$1,335,935	$624,550	$1,960,485	$35,048
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	—	—	—	—
Quantified Alternative Investment Fund	223,305	—	223,305	—
Quantified STF Fund	48,236	115,799	164,035	—

Permanent book and tax differences, primarily attributable to return of capital distributions resulted in reclassification for the year ended June 30, 2019 as follows:

	Paid	Accumulated
	In	Net Realized
	Capital	Gains (Loss)
Quantified Managed Income Fund	$—	$—
Quantified All-Cap Equity Fund	—	—
Quantified Market Leaders Fund	(2,345,508)	2,345,508
Quantified Alternative Investment Fund	—	—
Quantified STF Fund	—	—

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2019, E*Trade Savings Bank held approximately 89.13% of the Quantified Managed Income Fund, 84.10% of the Quantified All-Cap Equity Fund, 87.38% of the Quantified Market Leaders Fund, 82.33% of the Quantified Alternative Investment Fund, 86.87% of the Quantified STF Fund, 99.76% of the Quantified Pattern Recognition Fund, 100% of the Quantified Tactical Fixed Income Fund, 100% of the Quantified Evolution Plus Fund and 100% of the Quantified Common Ground Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Quantified Market Leaders Fund (“ML Fund” currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from iShares ETF at any time if the Advisor determines that it is in the best interest of the ML Fund and its shareholders to do so.

The performance of the ML Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ML Fund’s financial statements. As of December 31, 2019, the percentage of the ML Fund’s net assets invested in the iShares ETF was 31.1%.

11.	SHAREHOLDER MEETING

At a Special Meeting of Shareholders of the Quantified Funds, series of Advisors Preferred Trust (the “Trust”) held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on July 26, 2019, shareholders of record as of the close of business on April 15, 2019, voted to approve the following proposals:

Proposal 1 Approval of a New Advisory Agreement between Advisors Preferred, LLC and the Trust.

Proposal 2 Approval of a Sub-Advisory Agreement between Advisors Preferred, LLC and Flexible Plan Investments, Ltd.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

(Unaudited)
	No. of Shares of			Percentage	Percentage
	Beneficial	No. of Shares	Percentage	of Voted	of Voted
	Interest on	Present in	of Shares	Shares that	Shares that
	Record Date	Person or by	Present for	Approve	Approve
Fund Name	April 15, 2019	Proxy	Quorum	Proposal 1	Proposal 2
Quantified Managed Income Fund	6,320,029.7930	3,235,442	51.19%	68.44%	68.41%
Quantified All Cap Equity Fund	1,701,691.2160	1,701,691	53.82%	68.11%	68.08%
Quantified Market Leaders Fund	13,985,610.7820	7,232,003	51.71%	67.71%	67.22%
Quantified Alternative Investments Fund	936,710.2860	481,026	51.35%	70.21%	70.35%
Quantified STF Fund	8,222,495.5470	4,130,270	50.23%	69.63%	69.76%

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements. However, the Quantified All-Cap Equity Fund ceased operations on January 31, 2020.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	7/1/19	12/31/19	Period*	12/31/19	Period*
Quantified Managed Income Fund
Investor Class	1.42%	$1,000.00	$1,027.80	$7.24	$1,018.00	$7.20
Advisor Class	2.02%	$1,000.00	$1,024.50	$10.28	$1,014.98	$10.23
Quantified All-Cap Equity Fund
Investor Class	1.42%	$1,000.00	$1,054.50	$7.33	$1,018.00	$7.20
Advisor Class	2.01%	$1,000.00	$1,052.50	$10.37	$1,015.03	$10.18
Quantified Market Leaders Fund
Investor Class	1.42%	$1,000.00	$1,123.70	$7.58	$1,018.00	$7.20
Advisor Class	2.02%	$1,000.00	$1,121.50	$10.77	$1,014.98	$10.23
Quantified Alternative Investment Fund
Investor Class	1.42%	$1,000.00	$1,060.40	$7.35	$1,018.00	$7.20
Advisor Class	2.01%	$1,000.00	$1,057.50	$10.40	$1,015.03	$10.18
Quantified STF Fund Investor Class
Investor Class	1.67%	$1,000.00	$1,137.30	$8.97	$1,016.74	$8.47
Advisor Class	2.27%	$1,000.00	$1,133.20	$12.17	$1,013.72	$11.49
Quantified Pattern Recognition Fund**
Investor Class	1.69%	$1,000.00	$1,115.00	$5.94**	$1,016.64	$8.47
Quantified Tactical Fixed Income Fund***
Investor Class	1.69%	$1,000.00	$1,013.20	$5.01***	$1,016.64	$8.47
Quantified Evolution Plus Fund****
Investor Class	1.73%	$1,000.00	$980.40	$4.16****	$1,016.44	$8.46
Quantified Common Ground Fund*****
Investor Class	0.00%	$1,000.00	$1,001.00	$0.18*****	$1,025.14	$8.50

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended August 30, 2019 (123) divided by the number of days in the fiscal year (366).

***	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended September 13, 2019 (109) divided by the number of days in the fiscal year (366).

****	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended September 30, 2019 (92) divided by the number of days in the fiscal year (366).

*****	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December 27, 2019 (4) divided by the number of days in the fiscal year (366).

Renewal of the Investment Advisory and Sub-Advisory Agreements for the Quantified All-Cap Equity Fund, Quantified Managed Income Fund, Quantified Market Leaders Fund; Quantified Alternative Investment Fund, and Quantified STF Fund, (together the “Quantified Funds”); and Approval of the new Investment Advisory and Sub-Advisory Agreements and Interim Investment Advisory and Sub-Advisory Agreements

At an in person meeting held on March 28, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory and sub-advisory agreements for the Quantified Funds, and the approval of the new investment advisory and sub-advisory agreements and interim investment advisory and sub-advisory agreements for the Quantified Funds (together “Advisory Agreements” and “Sub-Advisory Agreements”). The Advisory Agreements are between Advisors Preferred, LLC (the “Adviser”) and the Trust. The Sub-Advisory Agreements are between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”). The consideration of the new agreements was in anticipation of a change in control of the Adviser.

In connection with the Board’s consideration of the Advisory Agreements and Sub-Advisory Agreements, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) each Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of each Fund as compared to their respective benchmarks and Morningstar categories. The Board’s deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and the Sub-Adviser’s Forms ADV, a description of the manner in which investment decisions are made for the Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for each of the Funds, including the team of individuals that primarily monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), and that each had adopted procedures to prevent Access Persons from violating the Code of Ethics.

The Board also discussed the Adviser’s compliance program with the Chief Compliance Officer (the “CCO”) of the Trust. The Board noted that the CCO continued to represent that the Adviser’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Quantified Funds appears to be satisfactory.

In reaching their conclusions, the Trustees considered that the Adviser generally provides management and operational oversight of the Sub-Adviser. They also considered that the Adviser continues to provide numerous high-quality services to the Funds and Sub-Adviser, including the ongoing monitoring and evaluation of the performance of the Quantified Funds, various administrative services, trade execution, and extensive compliance review and assistance. The Trustees also considered that the Adviser has not reported any material compliance or regulatory matters. The Board reviewed the financial resources of the Adviser, including the additional capital and the expertise of the proposed new owners of the Adviser. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of the management services provided by the Adviser were satisfactory and reliable.

With respect to the Sub-Adviser, the Trustees considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of each of the Funds and also uses the Funds as part of investment strategies and portfolios it offers to its clients as part of a wrap fee advisory arrangement or to other clients via separate accounts, as well as to the public. The Trustees reviewed the financial resources of the Sub-Adviser. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for each of the Funds; and found that the Sub-Adviser has devoted appropriate resources to compliance. The Trustees recognized the strength of their relationship with key personnel and familiarity with the operations of FPI. The Trustees appreciated the proactive models and strategies which enhance performance. The Trustees noted that the loss of one portfolio manager had minimal effect on the Funds due to the quick replacement with a seasoned individual. The Board concluded that FPI had sufficient quality and depth of personnel, financial resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of the management services provided by FPI to each of the Funds were satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore does not directly control the performance of the Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Funds, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Funds’ investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the updated performance of each of the Funds compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. The Trustees also reviewed the Sub-Adviser’s strategy and explanations for over/under performance.

With respect to the Quantified Managed Income Fund, the Trustees noted the Fund underperformed the Bloomberg Barclays Aggregate Bond Index benchmark by 3.17% during the last 12 months ended December 31, 2018 and outperformed by 0.48% for the three-year period. The Trustees noted the Fund was underperforming the Morningstar Intermediate Term Bond category for both the 12-month period but outperformed it during three-year period. They noted that since inception performance relative to the benchmark lagged.

With respect to the Quantified All-Cap Equity Fund, the Trustees noted that the Fund underperformed the S&P 500 Index by 6.77% during the 12 months ended December 31, 2018 and by 3.89% for the three-year period. The Trustees also noted the Quantified All-Cap Equity Fund met the Morningstar Mid-Cap Blend category for the 12-month and slightly lagged three-year period 0.17%. The Trustees further noted the Fund does not follow an index-tracking and therefore, swings in performance are to be expected.

For the Quantified Alternative Investment Fund, the Board noted the Fund underperformed the S&P 500 Index by 4.51% and 7.75%, respectively, for the 12-month and three-year periods ending December 31, 2018. They further noted the Fund underperformed the Morningstar Multi-Alternative category by 4.86% during the last 12 months ended December 31, 2018, but outperformed by 0.21% for the three-year period. The Board acknowledged that the S&P 500 Index does not correspond to the Fund’s investment strategy and noted that the Sub-Adviser is considering change in the benchmark index given the somewhat novel nature of the Fund’s strategy.

With regards to the Quantified Market Leaders Fund, the Board noted that the Fund lagged the Wilshire 5000 Index by 8.17% and by 2.95% respectively, for the 12-month and three-year period ended December 31, 2018. The Trustees noted the Fund lagged the Morningstar Mid-Cap Growth category for both periods. The Trustees noted that they appreciate the Sub-Adviser’s ongoing refinement of its strategy to improve performance.

For the Quantified STF Fund, the Board noted that the Fund generated strong returns for the one and three-year periods, but the Fund lagged its benchmark, the NASDAQ 100 Total Return Index, by 6.97% during the last 12 months ended December 31, 2018 and 3.60% for the period since inception. The Trustees also noted the Fund lagged the Morningstar Large Cap Growth category for the 12month period, but outperformed it by 1.35% for the three-year period.

The Trustees noted that with respect to the Quantified Funds, the recent one-year performance returns were improved over previous periods for several of the Funds, and changes to more illuminating benchmark indices were being considered. The Board concluded that the overall performance of each of the Quantified Funds was satisfactory.

Fees and Expenses. As to the costs of the services rendered to each Fund by each of the Adviser and Sub-Adviser, the Trustees considered the updated comparison of the level of advisory fees and total operating expenses charged by each Fund to funds in each Fund’s Morningstar Category. The Trustees noted that the Adviser does not advise any investment vehicle with investment objectives and strategies substantially similar to the Funds; and considered that the Sub-Adviser charged higher fees to client accounts with investment mandates similar to those of the Funds.

With respect to the Quantified Managed Income Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.78% (Investor Class shares) were within the range of the fees of the comparable funds and classes in the Morningstar Intermediate Term Bond category. The Trustees noted that Advisor Class shares expense ratio of 2.38% was within range of the of similar classes within the Morningstar Intermediate Term Bond category and concluded fees and expenses were not unreasonable.

With respect to the Quantified All-Cap Equity Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.55% (Investor Class shares) was within range of the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Blend category. The Trustees noted that Advisor Class shares expense ratio of 2.15% was within range of the of similar classes within the Morningstar Mid Cap Blend category.

With respect to the Quantified Alternative Investment Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 2.10% (Investor Class shares) and 2.70% (Advisor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Multi-Alternative category.

With respect to the Quantified Market Leaders Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.76% (Investor Class shares) were below the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Growth category. The Trustees noted that Advisor Class shares expense ratio of 2.36% was within the range of similar classes in the Morningstar Mid Cap Growth category.

With respect to the Quantified STF Fund, the Trustees considered that the advisory fee of 1.00% and total expense ratio of 1.71% (Investor Class shares) and 2.31% (Advisor Class shares) were within range of advisory fees and within range of the total expenses of the comparable funds and classes in the Morningstar Large-Cap Growth category.

The Board concluded that the management fee and overall expenses charged by each of the Funds was not unreasonable. They further noted that the fees were not excessive and aligned with comparable funds. The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of each Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution. The Trustees reviewed the fees payable to each of the Adviser and Sub-Adviser, considered the allocation of the advisory fee payable to each Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will retain between 0.20% and 0.25% of the gross advisory fee for its services to each Fund, with the portion of the management fee retained by the Adviser decreasing slightly as the assets of each Fund, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was not unreasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board considered the current profitability of each of the Adviser and Sub-Adviser, respectively, and whether profits from each Fund, if any, are reasonable in light of the services provided to the Funds. The Board considered that at current asset levels and after payment of sub-advisory fees to FPI, the Advisor continued to operate at a loss or at only a very slight profit with respect to each Fund; and operated at a loss or at only a very slight profit with respect to each Fund after including the totality of services. For the Sub-Adviser, the Board considered that with respect to sub-advisory services, FPI had a modest profit from Quantified STF Fund, Quantified All-Cap Equity Fund and Quantified Managed Income Fund. The Board noted that Quantified Market Leaders Fund, Quantified Alternative Investment Fund, were operated at a loss by FPI. The Trustees also considered that the Sub-Adviser receives revenue for certain shareholder services it provides to the Quantified Funds, noting that the level of such compensation did not appear to be unreasonable in relation to the services rendered, and further that with inclusion of this revenue, the Sub-Adviser’s relationship with each Fund was only marginally profitable at current asset levels. The Board concluded that the Adviser’s and Sub-Adviser’s level of profitability from each Fund was not excessive.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Quantified Funds. The Adviser stated they believe economies of scale will not be reached until assets reach a potential minimum of $300 to $500 million per Fund, and economies of scale would be revisited when assets reach those levels.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the advisory and sub-advisory agreements, respectively, as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the current advisory and sub-advisory agreements for an additional one-year period was in the best interests of each of the Quantified Funds and their current and future shareholders. They further determined that approval of the new and interim advisory and sub-advisory agreements was also in the best interest of the current and future shareholders. In considering the Advisory Agreements and the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Fund’s surrounding circumstances.

Approval of the Investment Advisory and Sub-Advisory Agreements for the Quantified Tactical Fixed Income Fund, Quantified Pattern Recognition Fund, , Quantified Common Ground Fund and Quantified Evolution Plus Fund, (together the “New Quantified Funds”);

At an in person meeting held on May 23, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of a investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund and Quantified Pattern Recognition Fund, (together the “New Quantified Funds”); and approval of each sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”).

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the proposed Advisory Agreements with respect to each of the New Quantified Funds. The Board members relied upon the advice of 9 independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements with respect to each of the New Quantified Funds and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with FPI and the performance of the Existing Quantified Funds. In light of the performance history of the Existing Quantified Funds and the compliance/review relationship with FPI, the Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties to the New Quantified Funds.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions will be made for each of the New Quantified Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser, a review of the experience of professional personnel performing services for the New Quantified Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j- l under the 1940 Act, from engaging in conduct prohibited by Rule 17j-l (b) and that each the of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to have in place procedures which are currently working to prevent violations of applicable securities laws. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser will be primarily responsible for each of the New Quantified Funds’ investment management. The Board considered the Sub-Adviser’s skills and experience relating to the Existing Quantified Funds and its portfolio management and research techniques. The Board also noted that the Sub-Adviser’s compliance policies and procedures appear to be operating effectively, and that the level of communication between the Adviser and Sub-Adviser appeared to be effective. The Board concluded that the Sub Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Sub-Adviser to each of the New Quantified Funds was satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore would not directly control the performance of the New Quantified Funds. The Trustees reviewed the Existing Quantified 10 Funds’ performance for the one year, three-year, five-year and since inception periods. The Board noted that based on the experience of the portfolio managers and performance of the existing Quantified Funds, the Adviser and Sub-Adviser should be able to provide satisfactory performance for each of the New Quantified Funds and its shareholders.

Fees and Expenses. As to the costs of the services to be provided to each New Quantified Fund by the Adviser and Sub-Adviser the Board reviewed and discussed the advisory fee and total operating expenses of each New Quantified Funds compared to its peer group and Morningstar category as presented in the Meeting Materials.

Quantified Tactical Fixed Income Fund

The Trustees noted that the proposed advisory fee of 1.00% was below the average management fee of the High Yield Bond and Long-Term Government Bond Morningstar categories viewed together. The Board then reviewed the projected expense ratio of 1.77% for the Investor Class, and 2.37% for the Advisor Class. In both Classes, the ratios were within range of the Morningstar categories viewed together. The Board concluded that the advisory fee to be charged by the Adviser and projected expenses for the Fund were not unreasonable.

Quantified Evolution Plus Fund

The Trustees noted that the proposed advisory fee of 1.00% was within range of the Tactical Allocation Morningstar category management fee and below the maximum management fee. The Board then reviewed the projected expense ratio of I. 77% for the Investor Class, and 2.37% for the Advisor Class. In both Classes, the ratios were within range of the Morningstar category, and below the highest. The Board concluded that the advisory fee to be charged by the Adviser and projected expenses for the Fund were not unreasonable.

Quantified Common Ground Fund

The Trustees noted that the proposed advisory fee of 1.00% was within range of the Tactical Allocation Morningstar category, and ESG, and Faith-based sample group management fee. The Board then reviewed the projected expense ratio of 1.77% for the Investor Class which equaled the average net expense ratio of the group. Regarding the 2.37% projected expense ratio for the Advisor Class, the Trustees noted it was within the range, but lower than the maximum net expense ratio for the group. The Board concluded that the advisory fee to be charged by the Adviser and projected expenses for the Fund were not unreasonable.

Quantified Pattern Recognition Fund

The Trustees noted that the proposed advisory fee of 1.00% was within range of the Equity Large Cap Blend Morningstar category management fee. The Board then reviewed the projected expense ratio of 1.77% for the Investor Class, and 2.37% for the Advisor Class. In both Classes, the ratios were within range of the Morningstar category, and below the highest fees. The Board concluded that the advisory fee to be charged by the Adviser and projected expenses for the Fund were not unreasonable. 11 With respect to the proposed Sub-Advisory fees, the Trustees noted that they will be paid by the Adviser, (not the New Quantified Funds) at an annual rate equal to 0.75% to 0.80% of the New Quantified Funds’ daily average net assets up to $300 million of Subadviser assets, 0.775% to 0.825% for average daily net assets of the Subadviser above $300 million to $400 million, 0.80% to 0.85% for average daily net assets of the Subadviser above $400 million to $600 million, and 0.85% to 0.90% for average daily net assets of the Subadviser in excess of $600 million. The Trustees noted that the final split between the Adviser and Subadviser was subject to further negotiation, but would be within the ranges described. The Trustees noted that reverse-style breakpoints are similar to those in place for the Existing Quantified Funds. The Board concluded that the management fee and overall expenses charged by each of the New Quantified Funds was not unreasonable. They further noted that the fees were not excessive and aligned with comparable funds. The Board also considered the allocation of the responsibilities between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of each Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution. The Trustees reviewed the fees payable to each of the Adviser and Sub Adviser, considered the allocation of the advisory fee payable to each New Quantified Fund and the portion retained by the Adviser. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was not unreasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board reviewed the levels of profits to the Adviser from each New Quantified Fund and noted that with expected assets of $40 million for the first year, the Adviser would not realize a profit from the advisory agreement, but would achieve approximately a 4% profit margin taking into account the totality of the relationship with the respective New Quantified Fund, assuming paying sub advisory fees in the middle of the range, from each of the New Quantified Funds. For year two, with projected assets of $75 million, the expected profits from the would be approximately 7% from the advisory agreement and from the total relationship from each of the New Quantified Funds. The Trustees noted that the Adviser would be slightly more or less profitable if lower or upper ranges of fees were used. After review and discussion, the Board concluded that, based on the services to be provided by the Adviser the anticipated level of profit from the Adviser’s relationship with each of the New Quantified Funds was not excessive.

With respect to the Sub-Adviser’s profitability, the Trustees reviewed the projected profitability of Flexible Plan, and with expected assets of $40 million for the first year, the Sub-Adviser would achieve approximately 8% profit from each of the New Quantified Funds; and for year two, with projected assets of $75 million, the expected profits would be approximately 7%, assuming receipt of sub advisory fees at the lower end of the range. The Trustees noted the Sub Adviser would be slightly more profitable if the middle range of fees was used. After further discussion, the Board concluded that, based on the services to be provided by the Sub-Adviser, the anticipated level of profit from the Sub-Adviser’s relationship with each of the New Quantified Funds was not excessive.

Economies of Scale. As to the extent to which the New Quantified Funds will realize economies of scale, the Adviser views $500 million per New Quantified Fund to be the minimum asset level. The Board discussed the Adviser’s expectations for growth of each of the New Quantified 12 Funds, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Mr. Bridgeport assisted the Board throughout the Advisory Agreement and Sub Advisory review process. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Advisory Agreements, separately that (a) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable; (b) the advisory fee was not unreasonable; and (c) each Advisory Agreement is in the best interests of each of the New Quantified Funds and its respective shareholders. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of each of the New Quantified Funds and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

******************************

Approval of the Revision to the Sub-Advisory Agreement for the Quantified All-Cap Equity Fund, Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund, (together the “Existing Quantified Funds”)

At an in person meeting held on August 20, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of a non-material revision to the sub-advisory agreement between Advisors Preferred, LLC (the “Adviser”) and Flexible Plan Investments, Ltd. (“Flex”) (the sub-adviser with respect to Existing Quantified Funds). The Trustees began by reviewing a memo from counsel regarding their duties in approving advisory and sub-advisory agreements as included in Board materials with a focus on profitability. The Trustees recollected and adopted their prior deliberations when they renewed existing Advisory and Sub-Advisory Agreements and approved of the new Advisory Agreement and Sub-Advisory Agreements for the Existing Quantified Funds on March 28, 2019.

The Trustees discussed the proposed shifts in breakpoints and fees for the split of advisory fees to be paid by the Adviser to Flex, the sub-adviser for the Existing Quantified Funds. The Trustees reviewed memorandums provided by the Adviser and Flex regarding the new arrangements for Existing Quantified Funds relating to the fee splits between the Adviser and Flex. The Trustees concluded that the proposed shifts in the fee split are non-material to the Sub-Advisory Agreements approved on March 28, 2019.

The Adviser reported that after negotiations with Flex, the revised agreements reflect a slight increase in fees paid to Flex. The Adviser presented a memo that represented that there have been no material changes in the 15(c) responses since last provided to the Board during the March 28, 2019 meeting with respect to the Existing Quantified Funds identified above. Furthermore, the memo represented that the Adviser’s profitability with respect to the Existing Quantified Funds advisory agreement would have remained unprofitable had the new fee split been in place and that the adviser’s slight profitability with respect to a few of the Existing Quantified Funds based on the totality of the Adviser’s relationship with the Existing Quantified Funds, would have been unprofitable had the new fee split been in place. The Trustees noted that excessive profitability does not appear to be an issue under either the current or proposed fee split with Flex. Next, the Trustees reviewed a memo from Flex that represented that there have been no material changes in the 15(c) responses since last provided to the Board during the March 28, 2019 meeting with respect to the Existing Quantified Funds. Furthermore, the memo represented that its profitability with respect to the Existing Quantified Funds sub-advisory agreement would have remained unprofitable or turned only slightly profitable (in the case of the Quantified STF Fund) had the new fee split been in place and that the same relationships as to profitability with respect to the totality of the sub-adviser’s relationship with the Existing Quantified Funds, would have been similar to those of the current sub-advisory agreement. That is, the Existing Quantified Funds either would have remained unprofitable or would have only slightly increased the modest profit for the sub-adviser. The Trustees noted that excessive profitability does not appear to be an issue under either the current or proposed fee split with the adviser.

Next, the Trustees reviewed the proposed splits for the Sub-Advisory Agreement with Flex to be effective September 1, 2019, for the Existing Quantified Funds as below:

Funds’ Advisory Fee 0.75%

Name of Fund
Quantified Managed Income Fund (1)
Quantified All-Cap Equity Fund (1)
Quantified Market Leaders Fund (1)
Quantified Alternative Investment Fund (1)

Proposed Split (1)

Adviser	Sub-Adviser	Asset Range
0.200%	0.550%	Up to $300 mil
0.175%	0.575%	$300-$400 mil
0.150%	0.600%	$400-$600 mil
0.100%	0.650%	Over $600 mil

Fund Advisory Fee 1.00%

Name of Fund
Quantified STF Fund (2)

Proposed Split (2)

Adviser	Sub-Adviser	Asset Range
0.200%	0.800%	Up to $300 mil
0.175%	0.825%	$300-$400 mil
0.150%	0.850%	$400-$600 mil
0.100%	0.900%	Over $600 mil

Having requested and received updated information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the proposed revised terms of the Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board,including a majority of the Independent Trustees, determined that approval was in the best interests of each of the Existing Quantified Funds and their current and future shareholders. In considering the Sub-Advisory Agreement each Trustee did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Existing Quantified Fund’s surrounding circumstances.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/3/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/3/20

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 3/3/20